Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	BIDU
Entity Registrant Name	Baidu, Inc.
Entity Central Index Key	0001329099
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	27,111,117
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	7,803,000

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 655,791	4,127,482	7,781,976
Restricted cash	76,803	483,387	38,278
Short-term investments	1,597,035	10,051,578	376,492
Accounts receivable, net of allowance of RMB2,223 for 2010 and RMB5,806 (US$922) for 2011	95,260	599,558	296,900
Due from related parties	23,790	149,728	98,660
Deferred tax assets, net	19,290	121,411	86,487
Other assets, current	50,050	315,012	103,654
Total current assets	2,518,019	15,848,156	8,782,447
Non-current assets:
Fixed assets, net	436,016	2,744,241	1,622,412
Intangible assets, net	147,525	928,511	115,798
Goodwill	384,427	2,419,542	63,686
Long-term investments, net	116,678	734,360	287,968
Due from related parties	15,888	100,000	0
Deferred tax assets, net	8,282	52,125	30,843
Other assets, non-current	81,604	513,606	145,285
Total non-current assets	1,190,420	7,492,385	2,265,992
Total assets	3,708,439	23,340,541	11,048,439
Current liabilities:
Short-term loans	20,000	125,878	0
Accounts payable and accrued liabilities	404,430	2,545,445	1,317,771
Customer advances and deposits	250,078	1,573,967	1,029,344
Deferred revenue	9,963	62,705	109,032
Deferred income	5,526	34,779	0
Due to related parties	0	0	95,700
Long-term loans, current portion	7,309	46,000	0
Capital lease obligation	2,824	17,773	0
Total current liabilities	700,130	4,406,547	2,551,847
Non-current liabilities:
Deferred income	3,168	19,942	5,000
Long-term loans	361,926	2,277,925	86,000
Due to related parties	23,654	148,873	0
Deferred tax liabilities	20,914	131,629	0
Capital lease obligation	4,784	30,112	0
Total non-current liabilities	414,446	2,608,481	91,000
Total liabilities	1,114,576	7,015,028	2,642,847
Commitments and contingencies
Redeemable noncontrolling interests	148,712	935,978	0
Equity
Additional paid-in capital	281,505	1,771,770	1,557,258
Retained earnings	2,161,511	13,604,334	6,965,697
Accumulated other comprehensive loss	(13,410)	(84,403)	(117,378)
Total Baidu, Inc. shareholders' equity	2,429,608	15,291,716	8,405,592
Ordinary shares, value				2	12	12	0	3	3
Noncontrolling interests	15,543	97,819	0
Total equity	2,445,151	15,389,535	8,405,592
Total liabilities and equity	$ 3,708,439	23,340,541	11,048,439

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	870,400,000	870,400,000
Class A Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000
Common stock, shares issued	27,111,117	27,045,340
Common stock, shares outstanding	27,111,117	27,045,340
Class B Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000
Common stock, shares issued	7,803,000	7,804,332
Common stock, shares outstanding	7,803,000	7,804,332

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Common Class A and Class B USD ($)	Dec. 31, 2011 Common Class A and Class B CNY	Dec. 31, 2010 Common Class A and Class B CNY	Dec. 31, 2009 Common Class A and Class B CNY
Revenues:
Online marketing services	$ 2,302,192	14,489,767	7,912,869	4,445,310
Other services	1,751	11,019	2,205	2,466
Total revenues	2,303,943	14,500,786	7,915,074	4,447,776
Operating costs and expenses:
Cost of revenues	(619,153)	(3,896,883)	(2,149,288)	(1,616,236)
Selling, general and administrative	(268,961)	(1,692,810)	(1,088,980)	(803,988)
Research and development	(212,020)	(1,334,434)	(718,038)	(422,615)
Total operating costs and expenses	(1,100,134)	(6,924,127)	(3,956,306)	(2,842,839)
Operating profit	1,203,809	7,576,659	3,958,768	1,604,937
Other income:
Interest income, net	53,329	335,650	67,121	32,661
Foreign exchange (loss) gain, net	(311)	(1,959)	6	(42)
Loss from equity method investments	(28,505)	(179,408)	(8,965)	(229)
Other income, net	12,431	78,237	44,233	45,794
Total other income	36,944	232,520	102,395	78,184
Income before income taxes	1,240,753	7,809,179	4,061,163	1,683,121
Income taxes	(188,891)	(1,188,861)	(535,995)	(198,017)
Net income	1,051,862	6,620,318	3,525,168	1,485,104
Net loss attributable to noncontrolling interests	(2,911)	(18,319)	0	0
Net income attributable to Baidu, Inc.	1,054,773	6,638,637	3,525,168	1,485,104
Earnings per share for Class A and Class B ordinary shares:
Net income attributable to Baidu, Inc. -Basic					$ 30.23	190.27	101.28	42.96
Net income attributable to Baidu, Inc. -Diluted					$ 30.17	189.88	100.96	42.7
Earnings per ADS (1 Class A ordinary share equals 10 ADSs):
Net income attributable to Baidu, Inc. -Basic					$ 30.23	190.27	101.28	42.96
Net income attributable to Baidu, Inc. -Diluted					$ 30.17	189.88	100.96	42.7
Weighted average number of Class A and Class B ordinary shares outstanding
Basic					34,890,050	34,890,050	34,805,362	34,570,790
Diluted					34,962,831	34,962,831	34,917,835	34,776,366
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	5,233	32,930	(3,611)	(3,961)
Unrealized gains on available-for-sale securities	7	45	0	0
Other comprehensive income (loss), net of tax	5,240	32,975	(3,611)	(3,961)
Comprehensive income	1,057,102	6,653,293	3,521,557	1,481,143
Comprehensive loss attributable to noncontrolling interests	(3,069)	(19,314)	0	0
Comprehensive income attributable to Baidu, Inc.	$ 1,060,171	6,672,607	3,521,557	1,481,143

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (Class A Ordinary Shares)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Class A Ordinary Shares
Number of American depositary shares ("ADSs") representing one Class A ordinary share	10	10	10

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income	$ 1,051,862	6,620,318	3,525,168	1,485,104
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and others	130,164	819,239	431,099	306,281
Fixed assets written off	5	31	7,679	2,606
Amortization of intangible assets	10,434	65,673	10,252	10,729
Deferred income tax, net	(10,280)	(64,701)	(74,374)	(10,839)
Share-based compensation	24,155	152,028	93,736	86,318
Provision (reversal) for doubtful accounts	556	3,500	(6,940)	493
Gain on investments, net	(31,810)	(200,209)	(41,193)	(8,181)
Impairment on long-term investments	7,608	47,886	0	0
Loss from equity method investments	28,505	179,408	8,965	229
Other noncash income	(5,848)	(36,813)	0	0
Changes in operating assets and liabilities net of effects of acquisition:
Restricted cash	(24,821)	(156,219)	(18,765)	(14,951)
Accounts receivable	(44,879)	(282,467)	(128,307)	(69,331)
Other assets	(33,639)	(211,719)	(28,560)	5,752
Due from related parties	(24,002)	(151,068)	(98,660)	10,697
Customer advances and deposits	82,574	519,716	421,516	185,302
Accounts payable and accrued liabilities	129,911	817,649	431,168	236,012
Deferred revenue	(7,360)	(46,327)	66,997	38,595
Deferred income	7,900	49,721	5,000	(332)
Due to related parties	8,448	53,173	95,700	0
Net cash generated from operating activities	1,299,483	8,178,819	4,700,481	2,264,484
Cash flows from investing activities:
Acquisition of fixed assets	(279,972)	(1,762,114)	(895,309)	(399,312)
Disposal of fixed assets	391	2,461	0	0
Acquisition of businesses	(309,167)	(1,945,870)	0	(12,000)
Acquisition of intangible assets	(68,891)	(433,591)	(2,452)	0
Capitalization of software costs	(6,782)	(42,687)	(10,179)	(11,392)
Purchases of long-term investments	(77,679)	(488,905)	(282,932)	(2,250)
Disposal of long-term investments	1,914	12,047	0	0
Purchases of short-term investments	(1,743,398)	(10,972,774)	(2,620,265)	(779,676)
Sales and maturities of short-term investments	235,937	1,484,968	2,661,794	707,929
Acquisition of long-term prepaid computer parts	(16,534)	(104,064)	(68,179)	(39,368)
Net cash used in investing activities	(2,264,181)	(14,250,529)	(1,217,522)	(536,069)
Cash flows from financing activities:
Capital injection of noncontrolling interests holders	6,986	43,970	0	0
Proceeds from short-term debt	20,000	125,878	0	0
Proceeds from long-term debt	354,753	2,232,778	86,000	0
Proceeds from exercise of share options	3,683	23,184	38,751	40,442
Structured share repurchase, net	0	0	0	79,070
Repurchase of ordinary shares	0	0	0	(24,419)
Net cash generated from financing activities	385,422	2,425,810	124,751	95,093
Effect of exchange rate changes on cash and cash equivalents	(1,364)	(8,594)	(6,110)	(741)
Net increase (decrease) in cash and cash equivalents	(580,640)	(3,654,494)	3,601,600	1,822,767
Cash and cash equivalents at beginning of the year	1,236,431	7,781,976	4,180,376	2,357,609
Cash and cash equivalents at end of the year	655,791	4,127,482	7,781,976	4,180,376
Supplemental disclosures:
Interest paid	2,784	17,521	709	0
Income taxes paid	185,134	1,165,218	436,632	150,170
Non-cash investing activities:
Capital lease obligation	7,608	47,885	0	0
Acquisition of fixed assets included in accounts payable and accrued liabilities	39,053	245,794	248,540	139,038
Acquisition of other non-current assets included in accounts payable and accrued liabilities	4,916	30,938	29,130	5,176
Non-cash acquisitions of investments	$ 30,869	194,286	3,982	0

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional Paid-in Capital USD ($)	Additional Paid-in Capital CNY	Retained Earnings USD ($)	Retained Earnings CNY	Accumulated Other Comprehensive Loss USD ($)	Accumulated Other Comprehensive Loss CNY	Noncontrolling interests USD ($)	Noncontrolling interests CNY
Balance at Dec. 31, 2008		3,088,663		15		1,218,356		1,979,844		(109,552)		0
Balance (in shares) at Dec. 31, 2008				34,515,833
Net income		1,485,104						1,485,104
Other comprehensive income		(3,961)								(3,961)
Exercise of share-based awards (in shares)				270,199
Exercise of share-based awards		41,121				41,121
Share-based compensation		87,523				87,523
Structured share repurchase		79,070				79,070
Repurchase of ordinary shares (in shares)				(32,740)
Repurchase of ordinary shares		(24,419)						(24,419)
Balance at Dec. 31, 2009		4,753,101		15		1,426,070		3,440,529		(113,513)		0
Balance (in shares) at Dec. 31, 2009				34,753,292
Net income		3,525,168						3,525,168
Other comprehensive income		(3,611)				254				(3,865)
Exercise of share-based awards (in shares)				96,380
Exercise of share-based awards		36,819				36,819
Share-based compensation		94,115				94,115
Balance at Dec. 31, 2010		8,405,592		15		1,557,258		6,965,697		(117,378)		0
Balance (in shares) at Dec. 31, 2010				34,849,672
Net income		6,630,602						6,638,637				(8,035)
Other comprehensive income	5,240	32,975								32,975
Exercise of share-based awards (in shares)			64,445	64,445
Exercise of share-based awards		25,553				25,553
Share-based compensation		148,575				148,575
Business combination		104,832										104,832
Equity issuance of subsidiaries		41,406				40,384						1,022
Balance at Dec. 31, 2011	$ 2,445,151	15,389,535	$ 2	15	$ 281,505	1,771,770	$ 2,161,511	13,604,334	$ (13,410)	(84,403)	$ 15,543	97,819
Balance (in shares) at Dec. 31, 2011			34,914,117

ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2011
ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS
1.	ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000. The Company is the sole shareholder of Baidu Holdings Ltd. (“Baidu Holdings”) incorporated in the British Virgin Islands.

As of December 31, 2011, Baidu Holdings owns the following wholly-owned subsidiaries:

•	Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”) incorporated under the laws of the People’s Republic of China (“PRC”) on January 18, 2000,

•	Baidu Japan Inc. (“Baidu Japan”) incorporated under the laws of Japan on December 13, 2006,

•	Baidu (Hong Kong) Limited (“Baidu HK”) incorporated under the laws of Hong Kong on November 27, 2007, and

•	Baidu International Technology (Shenzhen) Co., Ltd. (“Baidu International”) incorporated under the laws of the PRC on November 23, 2010.

As of December 31, 2011, Baidu Holdings owns the following majority-owned subsidiaries:

•	B.D. Mobile Telecommunication Limited(“B.D. Mobile”) incorporated under the laws of Cayman Islands on January 25, 2011, and

•	Qunar Cayman Islands Limited (“Qunar”) incorporated under the laws of the Cayman Islands and acquired by Baidu Holdings on July 20, 2011.

Baidu HK owns the following wholly-owned subsidiaries in the PRC:

•	Baidu (China) Co., Ltd. (“Baidu China”) incorporated under the laws of the PRC on June 6, 2005, and

•	Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”) incorporated under the laws of the PRC on April 19, 2006.

Baidu Japan has established the following wholly-owned subsidiaries in Japan and the United States of America (“USA”):

•	Hyakudo Inc. (“Hyakudo”) incorporated under the laws of Japan on April 14, 2008,

•	Baido, Inc. (“Baido”) incorporated under the laws of Japan on April 14, 2008, and

•	Baidu USA LLC incorporated under the laws of the USA on November 12, 2010.

As of December 31, 2011, the Company also effectively controls the following variable interest entities (“VIE”) through Baidu Online:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”) incorporated under the laws of the PRC on June 5, 2001,

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”) incorporated under the laws of the PRC on June 6, 2006,

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”) incorporated under the laws of the PRC on February 27, 2008, and

•	Baidu HR Consulting (Shanghai) Co., Ltd. (“Baidu HR”) incorporated under the laws of the PRC on December 28, 2010.

Furthermore, Baidu Netcom acquired Beijing Founder Network Technology Co., Ltd. on November 25, 2011.

The Company, its wholly-owned and majority-owned subsidiaries and VIEs are hereinafter collectively referred to as the “Group.” The Group offers Internet search solutions and online marketing solutions, operates an e-commerce online payment platform which enables customers to make payments online, develops and markets scalable web application software and provides related services, as well as provides human resource related services including employment agency services. The Group’s principal geographic market is in the PRC and Japan. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned and majority-owned subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content, advertising and employment agency businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides online advertising services in the PRC through VIEs, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Group has entered into certain exclusive agreements with the VIEs through Baidu Online and certain other subsidiaries (collectively the “Primary Beneficiaries”), which obligate the Primary Beneficiaries to absorb a majority of the risk of loss from the VIEs’ activities and entitles the Primary Beneficiaries to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the authorized individuals through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the authorized individuals.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and VIEs through certain agreements with the authorized individuals through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the authorized individuals. The shareholders of VIEs, who are the authorized individuals except for two noncontrolling shareholders of Baidu HR (shareholders of VIEs mentioned hereinafter only refer to those authorized individuals), effectively assigned all of their voting rights underlying their equity interest in VIEs to the Primary Beneficiaries. In addition, through the other aforementioned agreements, the Company, through the Primary Beneficiaries, demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”), Consolidation: Overall, because the Company holds all the variable interests of VIEs through the Primary Beneficiaries.

The principal terms of the agreements entered into between Primary Beneficiaries, VIEs and their respective shareholders are further described below:

Loan Agreements

Pursuant to loan agreements amongst the shareholders of Baidu Netcom and Baidu Online, Baidu Online provided interest-free loans with an aggregate amount of RMB100 million to the shareholders of Baidu Netcom solely for the latter to fund the capitalization of Baidu Netcom. The loans can be repaid only with the proceeds from sale of the shareholders’ equity interest in Baidu Netcom to Baidu Online or its designated person. The term of the loan agreements will expire on April 26, 2014 and can be extended with the written consent of both parties before its expiration.

Each of the loan agreements amongst Baidu Online and the respective shareholders of Beijing Perusal, BaiduPay and Baidu HR contains the same terms as those described above, except that the amount of the loans extended to the respective shareholders is RMB1.0 million, RMB 9.0 million, and RMB50.0 million, respectively. The term of the loan agreements will expire on May 18, 2016, April 26, 2020, and December 27, 2020, respectively, and can be extended with the written consent of both parties before its expiration.

Exclusive Equity Purchase Option Agreement

Pursuant to the exclusive equity purchase option agreement amongst the shareholders of Baidu Netcom, Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom irrevocably granted Baidu Online or its designated person(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in Baidu Netcom for the cost of the initial contributions to the registered capital or the minimum amount of consideration permitted by applicable PRC law. The shareholders should remit to Baidu Online any amount that is paid by Baidu Online or its designated person in connection with the purchased equity interest. Baidu Online or its designated person has sole discretion to decide when to exercise the option, whether in part or in full. Any and all dividends and other capital distributions from Baidu Netcom to its shareholders should be paid to Baidu Online in full amount. Baidu Online would provide unlimited financial support to Baidu Netcom, if in the normal operation of business, Baidu Netcom would become in need of any form of reasonable financial support. If Baidu Netcom were to incur any loss and as a result cannot repay any loans from Baidu Online, Baidu Online should unconditionally forgive any such loans to Baidu Netcom given that Baidu Netcom provides sufficient proof for its loss and incapacity to repay. The agreement will terminate when the shareholders of Baidu Netcom have transferred all their equity interests in Baidu Netcom to Baidu Online or its designated person.

Each of the exclusive equity purchase option agreements amongst Baidu Online and Beijing Perusal, BaiduPay and Baidu HR and their respective shareholders contains the same terms as those described above. Each of the agreements will terminate upon the shareholders of Beijing Perusal, BaiduPay or Baidu HR have transferred all their equity interests in Beijing Perusal, BaiduPay or Baidu HR, as the case may be, to Baidu Online or its designated person.

Proxy Agreement/Power of Attorney Agreement

Pursuant to the proxy agreement between Baidu Online and the shareholders of Baidu Netcom, the shareholders of Baidu Netcom agreed to entrust all the rights to exercise their voting power to the person(s) designated by Baidu Online. The shareholders of Baidu Netcom have each executed an irrevocable power of attorney to appoint the person(s) designated by Baidu Online as their attorney-in-fact to vote on their behalf on all matters requiring shareholder approval. The proxy agreement would be in effect for an unlimited term unless terminated in writing by Baidu Online earlier. The power of attorney would be in effect for as long as the shareholders of Baidu Netcom hold any equity interests in Baidu Netcom.

Each of the proxy agreements amongst Baidu Online and the shareholders of Beijing Perusal, BaiduPay, and Baidu HR contain the same terms as those described above. Each of the proxy agreements will be in effect for an unlimited term unless terminated in writing by Baidu Online. Each of the powers of attorney will be in effect for as long as the shareholder of Beijing Perusal, BaiduPay or Baidu HR holds any equity interests in Beijing Perusal, BaiduPay or Baidu HR, as the case may be.

Operating Agreement

Pursuant to the operating agreement amongst Baidu Online, Baidu Netcom and the shareholders of Baidu Netcom, Baidu Online provides guidance and instructions on Baidu Netcom’s daily operations and financial affairs. Baidu Online has the right to appoint senior executives of Baidu Netcom. The shareholders of Baidu Netcom must appoint the candidates recommended by Baidu Online as their representatives on Baidu Netcom’s board of directors. In addition, Baidu Online agrees to guarantee Baidu Netcom’s performance under any agreements or arrangements relating to Baidu Netcom’s business arrangements with any third party. Baidu Netcom, in return, agrees to pledge its accounts receivable and all of its assets to Baidu Online. Moreover, Baidu Netcom agrees that without the prior consent of Baidu Online, Baidu Netcom will not engage in any transactions that could materially affect the assets, liabilities, rights or operations of Baidu Netcom, including, without limitation, incurrence or assumption of any indebtedness, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party or transfer of any agreements relating to its business operation to any third party. The agreement will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

Each of the operating agreements amongst Baidu Online and Beijing Perusal, BaiduPay, and Baidu HR and their respective shareholders contains the same terms as those described above. Each of the agreements will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

Exclusive Technology Consulting and Services Agreement

Pursuant to the exclusive technology consulting and services agreement between Baidu Online and Baidu Netcom, Baidu Online has the exclusive right to provide to Baidu Netcom technology consulting and services related to, among other things, the maintenance of servers, software development, design of advertisements, and e-commerce technical services. Baidu Online also seconds employees to Baidu Netcom for whom Baidu Netcom bears the costs and expenses. Baidu Online owns the intellectual property rights resulting from the performance of this agreement. Baidu Netcom pays a monthly service fee to Baidu Online based upon a pre-agreed formula as defined in the agreement. Baidu Online has the right to adjust the service fees at its sole discretion without the consent of Baidu Netcom. The agreement will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

Each of the exclusive technology consulting and services agreements between Baidu Online and Beijing Perusal, BaiduPay, and Baidu HR contains the same terms as those described above, except for the formula calculating the service fees. Baidu Netcom and Beijing Perusal should pay Baidu Online a monthly service fee equal to the product of the standard monthly fee for page view per thousand times multiplied by the actual times of page view for the month divided by 1,000, respectively; Baidu HR should pay its entire net income as technology consulting and service fee to Baidu Online; and the agreement between Baidu Online and BaiduPay does not provide a formula to calculate the quarterly fee, as BaiduPay has yet to achieve profitability. Each of the agreements will be in effect for an unlimited term, until the term of business of one party expires and is denied extension by the relevant approval authorities.

License Agreements

Baidu Online and Baidu Netcom entered into a software license agreement, a trademark license agreement, a domain name license agreement and a web layout copyright license agreement (collectively, the “License Agreements”). Pursuant to the License Agreements between Baidu Online and Baidu Netcom, Baidu Online has granted to Baidu Netcom the right to use (including but not limited to) a software license, a webpage copyright license, a trademark license, and a domain name license. Baidu Netcom may only use the licenses in their own business operations. Baidu Online has the right to adjust the service fees at its sole discretion. The original term of the software license agreement expired in March 2010 and was renewed on March 11, 2010. The renewed term will expire on March 10, 2015. The software license agreement may be extended by both parties in writing upon the expiration of this agreement. The original term of the trademark license agreement, domain name license agreement and web layout copyright license agreement expired on March 1, 2009 and was renewed then. The renewed term will expire on February 28, 2014.

Baidu Online entered into a trademark license agreement, domain name license agreement and web layout copyright license agreement with both Beijing Perusal and BaiduPay. Each of the license agreements between Baidu Online and Beijing Perusal, and Baidu Online and BaiduPay contains the same terms as those described above. The term of each agreement is 5 years from the execution date of the agreement on June 23, 2006 and February 28, 2008, respectively, and would be extended for one year automatically at its expiration unless Baidu Online provides written notice not to extend the agreements prior to their expiration.

Baidu Online and Baidu HR have not entered into any license agreements as of December 31, 2011. The license agreements with Beijing Perusal were extended automatically for one year and will expire on June 22, 2012.

Equity Pledge Agreement

Pursuant to the equity pledge agreement between the shareholders of Baidu Netcom and Baidu Online, the shareholders of Baidu Netcom pledged all of their equity interests in Baidu Netcom to Baidu Online to guarantee their obligations under the loan agreement and Baidu Netcom’s performance of its obligations under the exclusive technology consulting and service agreement. If Baidu Netcom or its shareholders breach their respective contractual obligations, Baidu Online, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of Baidu Netcom agreed not to dispose of the pledged equity interests or take any actions that would prejudice Baidu Online’s interest. The equity pledge agreement will expire two years after expiration of the term or the fulfillment by Baidu Netcom and its shareholders of their respective obligations under the exclusive technology consulting and service agreement and the loan agreement.

Each of the equity pledge agreements amongst Baidu Online, Beijing Perusal, BaiduPay, and Baidu HR and the respective shareholders contains the same terms, including term period, as those described above. Each equity pledge is perfected by registration with relevant local administration for industry and commerce which is required for a property right under the PRC Property Rights Law.

Through the design of the aforementioned agreements, the shareholders of the VIEs effectively assigned their full voting rights to Baidu Online, which gives Baidu Online the power to direct the activities that most significantly impact the VIEs’ economic performance. Baidu Online obtains the ability to approve decisions made by the VIEs and the ability to acquire the equity interests in the VIEs when permitted by PRC law. Baidu Online is obligated to absorb a majority of the expected losses from the VIEs’ activities through providing unlimited financial support to the VIEs and is entitled to receive a majority of residual returns from the VIEs through the exclusive technology consulting and service fees. As a result of these contractual agreements, Baidu Online is determined to be the primary beneficiary of the VIEs. Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and VIEs through these contractual agreements, and the Company consolidates the VIEs through Baidu Online.

There are similar agreements entered into by Primary Beneficiaries other than Baidu Online with their VIEs and the respective shareholders, which results in a parent-subsidiary relationship between the Company and VIEs through these contractual agreements. The assets, liabilities and results of operations of these VIEs are insignificant.

The management believes that, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the above aforementioned agreements.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs.

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2010	2011
	RMB	RMB	US$
	(In thousands)
Total assets	1,194,045	1,808,784	287,387
current	564,729	1,008,640	160,257
non-current	629,316	800,144	127,130

Total liabilities	852,945	1,456,328	231,387
current	766,945	1,342,268	213,265
non-current	86,000	114,060	18,122

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	934,814	1,832,629	4,205,327	668,159
Net income	27,263	46,234	119,294	18,954

As of December 31, 2011, there was no pledge or collateralization of their assets. The amount of the net assets of VIEs, which are restricted under PRC laws and regulations (Note 15), was RMB352.46 million (US$56.00 million) as of December 31, 2011.

Basis of Accounting

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to the business combinations, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Comparative Information

The items of intangible assets and accounts payable and accrued liabilities in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation to facilitate comparison as a result of increases of significance of those items.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB6.2939 per US$1.00 on December 30, 2011, the last business day in fiscal year 2011, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Foreign Currency

The Company’s functional currency is the US$. The Company’s subsidiaries and VIEs determine their functional currencies based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall, and have determined their functional currency to be their respective local currency. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income as a component of other income.

Segment Reporting

In accordance with ASC subtopic 280-10 (“ASC 280-10”), Segment Reporting: Overall, the Company’s chief operating decision makers rely upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Company; hence, the Company has only one single operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805: Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All time deposits, money market funds and other highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Restricted Cash

Restricted cash consists of the cash reserved in escrow account to pay for the remaining consideration in relation to the acquisition of Qunar (Note 3), cash pledged to secure for the Letter of Credit issued by Bank of China Beijing Branch (Note 10) and the cash balances deposited by the customers of the Company’s e-commerce online payment platform.

In 2008, the Company introduced an e-commerce platform and an online payment platform which enables e-commerce merchants and customers to send and receive payments online. Cash balances deposited by the customers of the Company’s e-commerce platform are considered restricted because they cannot be used for the operations of the Group or any other purpose not designated by customers. When customers fund their accounts in the e-commerce platform using their bank accounts, the deposited balance is included in the Company’s bank account until customers either use the cash to settle their online transactions or withdraw the cash.

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectibility of individual balances. In evaluating the collectibility of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends.

Investments

Short-Term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments which are stated at their approximate fair value. The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments - Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more likely than not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable and accrued liabilities, customer advances and deposits and short-term and long-term loans. The carrying amounts of these financial instruments except for loans payable approximate fair value because of their generally short maturities. The carrying amount of loans payable approximates its fair value due to the fact that the related interest rates approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

Research, Development, and Computer Software

Capitalization of Software Developed for Internal Use

The Company has capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB12.59 million, RMB10.38 million and RMB44.26 million (US$7.03 million) for the years ended December 31, 2009, 2010 and 2011, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in fixed assets, net. The amortization expense for capitalized software costs amounted to RMB9.77 million, RMB8.86 million and RMB7.51 million (US$1.19 million) for the years ended December 31, 2009, 2010 and 2011, respectively. The unamortized amount of capitalized internal use software development costs was RMB15.28 million and RMB52.04 million (US$8.27million) as of December 31, 2010 and 2011, respectively.

Research and Development Expenses

Research and development expenses consist primarily of personnel-related costs. The Company has expensed substantially all development costs included in the research and development of products and new functionality added to the existing products as incurred, except for certain internal-use software.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation or amortization is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	- 45 years
Office building related facility, machinery and equipment	- 15 years
Computer equipment	- 3 or 5 years
Internal use software development costs	- 3 years
Office equipment	- 3 or 5 years
Vehicles	- 5 years
Leasehold improvements	- over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill and Intangible Assets

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. Prior to the acquisition of Qunar, the Company had one reporting unit because no discrete financial information was available below the consolidation level. Subsequent to the acquisition of Qunar, there are segment managers who regularly review operating results of Qunar and the rest of the Company, which constitute two separate reporting units. Goodwill was tested for impairment in the annual impairment tests on December 31 in each year using the two-step process required by ASC 350-20 before 2011. First, the Company reviewed the carrying amount of the reporting units compared to the “fair value” of the reporting units based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting units exceeds the carrying value of the reporting units, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting units exceeds the fair value of the reporting units, then the Company must perform the second step of the impairment test in order to determine the implied fair values of the reporting units’ goodwill. That is, the Company would then prepare the discounted cash flow analyses. Such analyses are based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. An excess carrying value compared to fair value would indicate that goodwill may be impaired. Finally, if the Company determined that goodwill may be impaired, the implied fair value of the goodwill, as defined by ASC 350-20, would be compared to its carrying amount to determine the impairment loss, if any. Goodwill of the Qunar reporting unit, which was acquired in 2011, was tested for impairment in the annual impairment tests on December 31, 2011 using the two-step process. The fair value of the Qunar reporting unit significantly exceeded its carrying amount, thus, goodwill assigned to this reporting unit was not impaired and the Company was not required to perform further testing. The Company early adopted ASU No. 2011-08, Intangibles—Goodwill and Other, in the fourth quarter of 2011 and elected to perform a qualitative assessment on the reporting unit other than Qunar to determine whether further impairment testing on goodwill was necessary. Based on the requirements of ASU No. 2011-08, the Company evaluated all relevant factors, weighed all factors in their totality and concluded it was not more likely than not the fair value was less than the carrying amount of the reporting unit other than Qunar, then further impairment testing on goodwill was unnecessary.

Intangible Assets

Intangible assets with finite lives are carried at cost less accumulated amortization. The land use right is amortized using a straight-line method over the shorter of its estimated economic life or the term of related land use right contract. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic life.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Land use right	- 50 years
Customer relationships	- 9.3 years
Software	- 4.8 years
Trademarks	- 10 years
User list	- 3.0 years
Others	- 4.2 years

Intangible assets with an indefinite useful life are not amortized.

If the intangible assets that are not being amortized are subsequently determined to have a finite useful life, the assets will be tested for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill, and then amortized prospectively over their estimated remaining useful lives and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite useful lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Revenue Recognition

The Company recognizes revenue based on the following principles:

Online marketing services

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. The customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, or the number of minimum click-throughs, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed in a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the periods presented.

In addition, the Company recognized revenues for barter transactions involving advertising in accordance with ASC subtopic 605-20 (“ASC 605-20”), Revenue recognition: Services. However, neither the amount recognized nor the volume of such transactions qualified for income recognition was material for any of the periods presented.

In certain instances, the Company may be granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the years presented.

(6) Other revenue recognition related policies

The Company prospectively adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, a consensus of the FASB Emerging Issues Task Force (“EITF”) that amends ASC 605-25, on January 1, 2011.

Prior to the adoption of ASU 2009-13, if a sales arrangement involves multiple deliverables, which are considered separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the total revenue on such arrangement is allocated to the individual deliverables based on their relative fair values. If sufficient vendor-specific objective evidence of fair value (“VSOE”) does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement or upon the delivery of the last deliverable, when other revenue recognition criteria have been met.

In accordance with ASU 2009-13, certain delivered items in multiple-element arrangements, which previously would not qualify for separate units of accounting due to the lack of VSOE or Third-Party Evidence (“TPE”) of selling price, are accounted for as separate units of accounting, to which the total consideration of the arrangements is allocated based on management’s best estimate of the selling price (“BESP”). The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors. The adoption of ASU 2009-13 did not have a material effect on the Company’s consolidated financial statements, as the pattern and timing of revenue recognition was not changed materially.

The Company delivers some of its online marketing services to end customers through engaging third party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25 with adoption of ASU 2009-13. The consideration allocated to the award credits, as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in customers’ accounts are included as a liability of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was not significant in each of the years presented.

Cost of Revenues

Cost of revenues consists primarily of business taxes and surcharges, traffic acquisition costs, bandwidth costs, depreciation, payroll and related costs of operations.

The Company incurs business taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by its subsidiaries to VIEs and other taxable services in the PRC. According to ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations, the Company includes the business tax and surcharges incurred on its online marketing revenues in cost of revenues. The business tax and surcharges in cost of revenues for the years ended December 31, 2009, 2010 and 2011 were RMB275.92 million, RMB504.85 million and RMB1.02 billion (US$0.16 billion), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members a percentage of the fees it earns from its online marketing customers.

Advertising Expenses

Advertising expenses, primarily advertisements through various forms of media, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 were RMB77.80 million, RMB74.76 million and RMB157.10 million (US$24.96 million), respectively.

Other Income, net

Other income, net consists primarily of government subsidies, the gain from a spin-off of certain business to Youa.com Inc. (Note 4), offset by impairment of long-term investments (Note 4) and impairment loss from certain business (Note 8). Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2009, 2010 and 2011, the Group recognized RMB42.50 million, RMB49.14 million and RMB74.76 million (US$11.88 million) of financial subsidies as other income, respectively, which were from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies that with no further conditions to be met, the amounts are recorded as other income when received; for the amounts with certain operating conditions, the government subsidies are recorded as liabilities when received and will be released to other operating income when the conditions are met.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, on January 1, 2007. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2009, 2010 and 2011, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued. Forfeitures have been estimated based on historical experience and periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees. Under ASC 505-50, the Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718-10 also requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two class method. Under the provisions of ASC 260-10, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and amounts due from related parties. The Company has RMB14.66 billion (US$2.33 billion) in cash and cash equivalents, restricted cash and short-term investments. The Company has approximately RMB14.07 billion (US$2.24 billion) in cash, bank deposits and money market funds in the PRC, which constitute about 99.22% of total cash and cash equivalents and short-term investments. The Company’s cash and cash equivalents held at Bank of China represented 42% of the Company’s total cash and cash equivalents as of December 31, 2011, the largest percentage of cash and cash equivalents held at one single financial institution. PRC state-owned banks, like Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents held at the PRC state-owned banks. China does not have an official deposit insurance program, nor does it have an agency similar to what was The Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the periods presented.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in the U.S. dollar. The functional currency of the Company is US$, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US$ against RMB was approximately 4.64% in 2011. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

The functional currency of the subsidiaries in Japan is Japanese Yen (“JPY”), and the reporting currency is RMB. During 2011, JPY appreciated by approximately 1.24% against RMB. The appreciation of JPY against RMB results in foreign currency translation gains when translating the net assets into RMB.

For the years ended December 31, 2009, 2010 and 2011, the net foreign currency translation gain or loss resulting from the translation from the respective functional currencies to the RMB reporting currency recorded in the Company’s other comprehensive income was RMB3.96 million of loss, RMB3.87 million of loss and RMB32.93 million (US$5.23 million) of gain, respectively.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 (“ASU 2011-04”), Fair Value Measurement (“ASC 820”) which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company will adopt ASU 2011-04 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which eliminates the current option to report other comprehensive income (“OCI”) and its components in the statements of shareholders’ equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU No. 2011-12 (“ASU 2011-12”), Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company early adopted ASU 2011-05 in the year ended December 31, 2011 by presenting items of net income and OCI in one continuous statement, Consolidated Statements of Comprehensive Income. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

In September 2011, the FASB issued ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (“ASC 350”), which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company early adopted ASU 2011-08 in the fourth quarter of 2011 and elected to perform a qualitative assessment on one of the two reporting units to determine whether further impairment testing on goodwill was necessary.

BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

The Company completed the following business combinations in 2011:

Acquisition of Qunar

On July 20, 2011, the Company acquired 62.01% of the equity interest of Qunar, a leading provider of travel search products in China, with which the Company expects to achieve significant synergies. The results of Qunar’s operations have been included in the Company’s consolidated financial statements since July 20, 2011.

The total purchase consideration of US$300.28 million is payable in cash, of which US$260.10 million was paid upon acquisition. The remaining US$40.18 million was deposited in an escrow account to pay for liabilities resulting from any breach of the representations and warranties made upon the acquisition or indemnifiable loss incurred, if any, such as claims, damages or penalties. The escrowed amount was reserved and included in restricted cash and will be used to pay for the liabilities or the indemnifiable loss, if any, in 18 months from the acquisition date, after which period any remaining amount will be released and transferred to Qunar’s original selling shareholders.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	1,939,569	300,280

Cash and cash equivalents	83,784	13,312
Short-term investments	38,907	6,182
Accounts receivables	22,292	3,542
Other current assets	24,694	3,923
Property, plant and equipment, net	14,367	2,283
Intangible assets, net	711,570	113,057
Accounts payable and accrued liabilities	(68,529)	(10,888)
Deferred tax liabilities, noncurrent	(136,856)	(21,744)
Noncontrolling interests	(102,922)	(16,353)
Redeemable noncontrolling interests	(942,004)	(149,669)
Goodwill	2,294,266	356,635

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach.

The redeemable noncontrolling interests were initially recorded at fair value on the acquisition date in accordance with ASC 805-20-30-7. The fair value of the redeemable noncontrolling interests is estimated using the income approach. As Qunar is a private company, the fair value measurement is based on significant inputs that are not observable in the market. The fair value estimates are based on significant inputs that market participants would consider when estimating equity fair value of the same industry, which include (a) a discount rate, (b) a projected terminal value based on EBITDA, (c) financial multiples of companies in the same industry as Qunar and (d) adjustments for lack of control or lack of marketability.

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and the estimated useful life to those intangible assets: trademarks of RMB317.60 million (US$50.46 million) with a 10-year useful life, customer relationships of RMB221.7 million (US$35.22 million) with a 10-year useful life, software of RMB14.2 million (US$2.26 million) with a 5-year useful life, and a user list of RMB158.07 million (US$25.11 million) with a 3-year useful life.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition. As of December 31, 2011, there was no impairment in the amount of goodwill resulting from the acquisition of Qunar.

The Company recognized RMB7.58 million (US$1.21 million) of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2011.

The amount of revenue and net income of Qunar included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2011 is RMB147.08 million (US$23.37 million) and RMB2.64 million (US$0.42 million), respectively.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010 and 2011 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Pro forma consolidated statements of comprehensive income

	For the years ended December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Revenue	8,039,726	14,766,530	2,346,165
Net income attributable to Baidu, Inc.	3,466,089	6,543,899	1,039,721

These amounts have been derived after applying the Company’s accounting policies and adjusting the results of Qunar to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2010.

Noncontrolling interests

The 34.25% equity interest held by the noncontrolling shareholders of Qunar are ordinary shares redeemable at a fixed price of $1.4553 per share at the holders’ option at any time from the acquisition date of July 20, 2011. The redemption feature is not separately exercisable from the underlying ordinary shares representing the noncontrolling interests as Qunar is not publicly traded and the exercise of the redemption feature results in the ordinary shares being surrendered. Therefore, the redemption feature is considered an embedded feature in the ordinary shares that does not require bifurcation. The redeemable noncontrolling interests are classified as mezzanine equity in the consolidated balance sheets as of December 31, 2011 in accordance with ASC 480-10-S99-1, CFRR: Redeemable Preferred Stock.

There were no shares redeemed in the year ended December 31, 2011. As the noncontrolling interests are currently redeemable at any time after the acquisition date, the adjustments of adjusting the carrying amount of the noncontrolling interests to the fixed redemption amount would be recorded at each reporting date. For noncontrolling interests in the form of ordinary shares, adjustments for noncontrolling ordinary shares redeemable at other than fair value (e.g., a fixed amount or formulaic amount) would affect earnings per share calculation. The Company considered the impact of redemption feature only in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation without adjusting net income attributable to the Company. The accretion adjustment impact to earnings per share in the current period was immaterial.

The remaining noncontrolling interests of 3.74% arise from share-based payments that were granted by Qunar prior to the acquisition to its board members and employees and attributable to pre-acquisition service. The underlying ordinary shares for the share-based payments are not redeemable and the share-based payments are classified as permanent equity. The portion of the acquisition-date measurement of the share-based payments that is attributable to pre-acquisition service is recognized as noncontrolling interests and the portion relating to any remaining post-acquisition service is recognized as compensation cost in the post-acquisition financial statements. The fair value of the share-based payments is estimated using the Black-Scholes-Merton valuation model by management, with the assistance of an independent third party valuation firm.

Other acquisitions

The Company also completed other acquisitions during 2011, including an acquisition of a subsidiary engaged in online reading services and subscriptions, and acquisitions of groups of operating assets, each of which met the definition of a business combination in accordance with ASC subtopic 805-10 (“ASC 805-10”), Business Combinations: Overall. The acquired groups of intangible assets included technology, mobile phone software, and trademarks. These acquisitions, which were insignificant individually and in aggregate, resulted of goodwill and intangible assets acquired by RMB174.61 million (US$27.74 million) and RMB32.04 million (US$5.09 million), respectively, and liabilities assumed by RMB37.72 million (US$5.99 million).

INVESTMENTS	12 Months Ended
Dec. 31, 2011
INVESTMENTS
4.	INVESTMENTS

Short-term investments

As of December 31, 2011, all the fixed-rate and adjustable-rate investments were time deposits in commercial banks and financial institutions with an original maturity of less than one year. The available-for-sale securities are debt securities with guaranteed return rates.

During the years ended December 31, 2009, 2010 and 2011, the Company recorded interest income, including short-term investment gains, of RMB8.18 million, RMB37.21 million and RMB149.35 million (US$ 23.73 million) in the consolidated statements of comprehensive income, respectively.

Short-term investments as of December 31, 2010 and 2011 were as follows:

	As of December 31, 2010
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	376,492	5	(1,263)	375,234

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275	1,562,509
Adjustable-rate investments	100,048	—	(21)		100,027	15,893
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682	16,314

The Company’s held-to-maturity securities are stated at amortized cost. The fair values of the held-to-maturity securities and available-for-sale securities are determined based on a discounted cash flow model using the discount curve of market interest rates.

Long-term investments

The Company’s long-term investments consist of cost method investments and equity method investments.

Cost method investments

The Company’s carrying amount of cost method investments was RMB204.35 million and RMB389.63 million (US$61.91 million) as of December 31, 2010 and 2011, respectively. The increase is primarily due to an investment of preferred shares of ANJUKE Inc., a private company leading online real estate market place, with a cash consideration of RMB144.76 million (US$23.00 million).

Equity method investments

The Company established Qiyi.com, Inc. (“Qiyi”) in Cayman Islands and held 100% of its ordinary shares. In March 2010, Providence Equity Partners (“Providence”), and Dragon Ventures Limited (“Dragon”) subscribed with cash in Series A convertible redeemable preferred shares and in Series A-1 convertible preferred shares, respectively, of Qiyi. After the preferred share subscription, the Company had two out of total five seats on board of directors of Qiyi and accounted for the investment under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shareholders.

In August and December of 2011, the Company subscribed 39.13% of the outstanding Series B convertible redeemable preferred shares of Qiyi (the “Series B preferred shares”) with cash consideration of RMB283.23 million (US$45 million) and obtained additional ordinary shares with the consideration in the form of future online marketing services to be provided to Qiyi. The Company continues to hold 100% of Qiyi’s ordinary shares, or 53.05% equity interest in Qiyi on an as-converted basis and continues to account for the investment under the equity method due to the lack of control. By applying the equity method, the Company recognized the cumulative losses of Qiyi of RMB119.85 million (US$19.04 million) and reduced its balances for the investments in ordinary shares and Series B preferred shares accordingly.

In November 2011, Baidu Holdings, IDG-Accel China Capital Fund (“IDG-Accel”), and Qiming Venture Partners (“Qiming”) signed an agreement, pursuant to which IDG-Accel and Qiming subscribed with cash consideration convertible redeemable preferred shares of Youa.com, Inc. (“Youa”), a Cayman Islands company established by Baidu Holdings. Meanwhile, Baidu Holdings spun off a group of assets supporting the operations of online community services, which constituted a business as defined in ASC 805-10, Business Combinations: Overall, to Youa and entities under its control. The Company has three out of the total seven seats on board of directors of Youa and accounted for the investment in Youa under the equity method despite holding 100% of its ordinary shares due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders. The Company recognized a gain of RMB157.78 million (US$25.07 million) in the consolidated statements of comprehensive income arising from the difference between the fair value of its retained noncontrolling interests of 100% of ordinary shares in Youa and the carrying value of the assets spun off to Youa. The fair value of the retained investment was estimated using the income-approach based on significant inputs that market participants would consider when estimating fair value in the same industry.

As of December 31, 2011, the Company also holds 29% of the equity interest in Beijing Leftbrain Network Technology Co., Ltd. through Baidu Netcom, 42.12% of the equity interest in Beijing Paibo Times Technology Co., Ltd. through Beijing Perusal, 49% of the equity interest in RakuBai Limited through Baidu HK, 40% of the equity interest in Chongqing Rongdu Technology Co., Ltd. through Baidu Netcom and 40% of the equity interest in Henan Feidian Network Technology Co., Ltd. through Baidu Netcom, all of which were accounted for under the equity method.

The total impairment charges on long-term investments were nil, nil and RMB47.89 million (US$7.61 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE
5.	ACCOUNTS RECEIVABLE

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Accounts receivable	299,123	605,364	96,182
Allowance for doubtful accounts	(2,223)	(5,806)	(922)

	296,900	599,558	95,260

The movements in the allowance for doubtful accounts were as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)
Balance at the beginning of the year	8,561	9,015	2,223	353
Amounts charged to (credited against) costs and expenses	454	(6,792)	3,583	569

Balance at the end of the year	9,015	2,223	5,806	922

OTHER ASSETS, CURRENT	12 Months Ended
Dec. 31, 2011
OTHER ASSETS, CURRENT
6.	OTHER ASSETS, CURRENT

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Deposits	22,832	17,837	2,834
Advances to suppliers	14,913	24,452	3,885
Prepaid expenses	33,275	31,838	5,059
Interest receivable	5,994	17,818	2,831
Receivables from employees	25,014	7,425	1,180
Receivables from service providers	682	5,114	812
Receivables from financial institutions	—	200,494	31,855
Other	944	10,034	1,594

	103,654	315,012	50,050

Receivables from financial institution represent entrusted loans to certain financial institutions, secured by bank notes endorsed to the trusted agency. In an entrusted loan arrangement, the lender makes deposits into a trust account of a bank and authorizes the bank to release the funds to the borrower. The bank collects interest and principal payments from the borrower and remits to the lender as they become due.

FIXED ASSETS	12 Months Ended
Dec. 31, 2011
FIXED ASSETS
7.	FIXED ASSETS

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Computer equipment	1,956,642	3,450,160	548,175
Office building	391,895	393,865	62,579
Office building related facility, machinery and equipment	137,542	137,209	21,800
Internal-use software development costs	37,022	88,065	13,992
Vehicles	6,829	6,943	1,103
Office equipment	82,431	177,509	28,203
Leasehold improvements	74,793	178,932	28,430

	2,687,154	4,432,683	704,282
Accumulated depreciation	(1,079,539)	(1,691,424)	(268,740)
Construction in progress	14,797	2,982	474

	1,622,412	2,744,241	436,016

In 2011, the Company obtained computer servers by entering into capital leases. The gross amount and the accumulated depreciation of these servers are RMB47.89 million (US$7.61 million) and RMB1.33 million (US$0.21 million), respectively, as of December 31, 2011. Future minimum lease payments, including residual value guarantees of RMB3.71 million and interest of RMB5.27 million, are RMB49.03 million that are payable in the amount of RMB16.48 million, RMB16.48 million, RMB12.36 million, RMB3.71 million and nil in 2012, 2013, 2014, 2015 and 2016, respectively.

Depreciation expense was RMB285.20 million, RMB380.89 million and RMB747.74 million (US$118.81 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND INTANGIBLE ASSETS
8.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill are as follows:

	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,691	63,686	10,119
Goodwill acquired	—	2,468,874	392,265
Impairment losses	—	(113,011)	(17,956)
Foreign currency translation adjustment	(5)	(7)	(1)

Balance as of December 31	63,686	2,419,542	384,427

The impairment loss was related to goodwill resulting from an insignificant business combination made in 2011, the underlying business of which was never integrated into the Company’s business after its acquisition. Due to a significant decline in the popularity and performance of the acquired business and failure to achieve its expected market share, the Company plans to abandon this acquired business, although certain assets were still in limited use as at December 31, 2011. Hence, an impairment charge was made for the entire amount of goodwill relating to the business acquired.

Intangible assets

Finite-lived intangible assets

	As of December 31, 2010
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
		(In thousands)

Land use right	97,611	(6,995)	90,616
Customer relationships	31,408	(26,870)	4,538
Software	12,131	(3,572)	8,559
Trademark	1,727	(248)	1,479
Others	16,313	(16,117)	196

	159,190	(53,802)	105,388

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
		(In thousands)

Land use right	223,309	(11,252)	—	212,057	33,692
Customer relationships	254,169	(40,168)	(1,031)	212,970	33,838
Software	44,350	(7,465)	(3,424)	33,461	5,316
Trademarks	320,527	(14,567)	—	305,960	48,612
User list	158,070	(23,418)	—	134,652	21,394
Others	37,183	(19,097)	(1,085)	17,001	2,702

	1,037,608	(115,967)	(5,540)	916,101	145,554

Amortization expense for the years ended December 31, 2009, 2010 and 2011 was RMB10.73 million, RMB10.25 million and RMB65.67 million (US$10.43 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US$
	(In thousands)

For the years ending December 31,
2012	126,945	20,170
2013	124,493	19,780
2014	97,352	15,468
2015	64,452	10,240
2016	62,463	9,924

The impairment losses are related to intangible assets acquired from an acquired business in 2011, which the Company plans to abandon as of December 31, 2011. Those impairment losses are included in the line item entitled “Other income, net”.

Indefinite-lived intangible assets

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Domain name	9,360	9,360	1,487
Trademarks	1,050	3,550	564
License	—	2,000	318

	10,410	14,910	2,369
Impairment loss	—	(2,500)	(397)

	10,410	12,410	1,972

The Company’s indefinite-lived intangible assets include the Company’s trademark of “BAIDU”, one domain name asset, an internet publishing license and other trademarks acquired from business combinations. The domain name asset was acquired in July 2006 and the useful life is indefinite; the Company’s trademark of “BAIDU” qualified as a China well-known trademark by the State Trademark Office in March 2008. The registration costs were recorded as an intangible asset with indefinite useful life.

The impairment loss is related to trademarks acquired from an acquired business in 2011 which the Company plans to abandon as of December 31, 2011. The impairment loss is included in the line item entitled “Other income, net”.

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
9.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	150,160	261,273	41,512
Accrued operating expenses	297,248	547,176	86,937
Tax payable	295,432	452,441	71,886
Distributors’ and customers’ deposits	14,953	61,589	9,785
Purchase of fixed assets	277,669	276,731	43,968
Traffic acquisition costs	133,864	208,980	33,204
Bandwidth costs	34,488	77,061	12,244
Professional expenses	25,937	39,803	6,324
Deposits on online payment platform	38,278	37,067	5,889
Payable for business acquisitions	1,000	439,488	69,828
Others	48,742	143,836	22,853

	1,317,771	2,545,445	404,430

Payable for business acquisitions mainly represents the amount to be paid to the original shareholders of Qunar at the end of the escrow period of eighteen months and considerations to be paid for other acquisitions based on their respective payment schedules.

LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
LOANS PAYABLE
10.	LOANS PAYABLE

Short-term loans

On January 11, 2011, Baidu Holdings entered into a short-term loan arrangement with the Bank of China (Macau Branch) for the working capital of Baidu Japan and its subsidiaries in Japan and in the U.S. The commitment of the loan amounts to RMB188.82 million (US$30 million), with a floating interest rate of LIBOR plus 1.5% per annum and a maturity term of twelve months. As of December 31, 2011, Baidu Holdings has drawn down RMB125.88 million (US$20 million), which is secured by the pledge of the Letter of Credit issued by Bank of China (Beijing Branch) to Baidu Online.

Long-term loans

On October 27, 2010, Baidu Netcom borrowed a loan from the Export-Import Bank of China to finance some of its government-sponsored research projects, at the annual interest rate of 5.60%, at the inception date and adjusted quarterly by referencing to the People’s Bank of China (“PBOC”)’s benchmark rate over the same period. The government would provide a cash subsidy at the amount that approximates the interest of the loan. The commitment of the unsecured bank loan amounts to RMB140.00 million (US$22.24 million) and can be borrowed from time to time within 3 years. As of December 31, 2011, Baidu Netcom borrowed RMB140.00 million (US$ 22.24 million) under the commitment.

The loan is due according to the following schedule from July 30, 2012 to October 30, 2013, with RMB46.0 million being due within one year. Baidu Netcom has the right to repay and may terminate the loan upon advanced notice.

Due date	Principal amount
	RMB	US$
	(In thousands)
July 30, 2012	23,000	3,654
October 30, 2012	23,000	3,654
January 30, 2013	23,000	3,654
April 30, 2013	23,000	3,654
July 30, 2013	23,000	3,654
October 30, 2013	25,000	3,974

	140,000	22,244

On July 19, 2011, the Company borrowed a two-year unsecured loan from Goldman Sachs Lending Partners LLC of RMB2,202.87 million (US$350 million), at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES
11.	INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Japan. It also has intermediate holding companies in the British Virgin Islands (“BVI”) and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed. Under the Hong Kong tax laws, Baidu Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Under the EIT Law, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that enjoyed the tax holidays.

An enterprise recognized as a qualified “High and New Technology Enterprise” (“HNTE”) after 2008 is granted the preferential EIT rate of 15%. If an enterprise, which was recognized as a “HNTE” before 2008, is also verified as a HNTE after 2008, it is entitled to its remaining tax holiday granted before 2008 and a preferential EIT rate of 15% upon expiration of the tax holiday thereafter.

A qualified “Software Enterprise” is entitled to 2-year exemption and subsequent 50% tax rate reduction for 3 years. If the applicable preferential EIT rate for a “Software Enterprise” before 2008 is 15%, it enjoys gradual increase in tax rate from 2008 to 2012, specifically, 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012 according to Guofa [2007] No. 39. Thus, if an enterprise was recognized as a qualified “Software Enterprise” before 2008 and still retains this qualification after 2008, the tax exemptions and deductions enjoyed by the qualified “Software Enterprise” are based on the applicable tax rates.

Baidu Online, recognized as a qualified “HNTE” after 2008, has enjoyed the preferential EIT rate of 15% from 2008. In April 2011, Baidu Online obtained the certificate of “Key Software Enterprise” for the year of 2010, which enabled Baidu Online to enjoy the preferential tax rate of 10% solely for 2010. The Company recorded an income tax deduction in connection with the over-paid provisional tax for 2010 of RMB81.50 million (US$12.95 million) in the second quarter of 2011, during which the certificate was granted.

Baidu Times, a qualified “HNTE” before 2008, was granted prior to the effectiveness of the current EIT Law, tax holidays for several years, that is, a 3-year tax exemption from 2006 to 2008, and a subsequent 50% reduction on the tax rate for 3 years from 2009 to 2011.

Baidu China, was recognized as a qualified “Software Enterprise” before 2008 and still retains this qualification after 2008, and thus is entitled to 2-year exemption from 2006 to 2007 and subsequent 50% tax rate reduction for 3 years from 2008 to 2010 at 9% in 2008, 10% in 2009, and 11% in 2010. Baidu China currently is subject to enterprise income tax at 24% in 2011.

Baidu Netcom was recognized as a HNTE after 2010 and is entitled to the preferential EIT rate of 15% for 2010, 2011 and 2012. The Company recorded an income tax deduction in connection with the over-accrued provisional tax for 2010 of RMB21.93 million (US$3.48 million) in the second quarter of 2011, during which the certificate was granted.

Under the current EIT Law, dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. Thus, the dividends, if and when payable by Baidu Online to Baidu BVI, would be subject to 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. There is such a tax arrangement between PRC and Hong Kong. Thus, the dividends, if and when payable by Baidu Times and Baidu China to Baidu HK, would be subject to 5% withholding tax rather than statutory rate of 10% provided that Baidu HK meets the requirements stipulated by relevant PRC tax regulations. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2011, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Japan

Baidu Japan with a paid-in capital in excess of JPY100.00 million is subject to national income tax of 30%. Baidu Japan is also subject to inhabitant tax, assessed by both prefectures and municipalities. Inhabitant tax is computed as a percentage of national income tax. The per capita tax is based on the Company’s capitalization and the number of employees. In addition, Baidu Japan is subject to a corporate enterprise tax on a pro forma basis based on the amount of taxable profit subject to the corporate tax, added-value components, (e.g, labor costs, net interest and rental payments, income/loss for current year) and a capital component. Baidu Japan has been in a cumulative loss position since its inception.

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

PRC	1,907,575	4,321,910	8,217,522	1,305,632
Non-PRC	(224,454)	(260,747)	(408,343)	(64,879)

	1,683,121	4,061,163	7,809,179	1,240,753

The pre-tax losses from non-PRC operations consists primarily of the operating costs, administration expenses, interest income and charges for share-based compensation. Income taxes consist of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Current income tax	222,778	616,994	1,328,970	211,152
Income tax refund due to reduced tax rate	(13,923)	(6,625)	(83,907)	(13,331)
Deferred income tax benefit	(62,308)	(129,415)	(131,146)	(20,837)
Valuation allowance	51,470	55,041	74,944	11,907

	198,017	535,995	1,188,861	188,891

The reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income is as follows (amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”), except for per share data):

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Expected taxation at PRC EIT statutory rate	420,780	1,015,329	1,952,295	310,188
Effect of differing tax rates in different jurisdictions	5,101	8,416	43,260	6,873
Permanent differences – non-taxable income	(6,640)	(733)	(2,804)	(445)
Permanent differences – non-deductible expenses	9,001	10,935	9,989	1,588
Tax incentives relating to R&D expenditures	(9,125)	(22,925)	(105,966)	(16,836)
Effect of tax exemption and reduction inside PRC	(258,647)	(533,802)	(650,206)	(103,307)
Income tax refund due to reduced tax rate	(13,923)	(6,625)	(83,907)	(13,331)
Under-provided (over-accrued) EIT for previous years	—	10,359	(66,960)	(10,639)
Effect of tax rate change on deferred taxes	—	—	18,216	2,893
Addition to valuation allowance	51,470	55,041	74,944	11,907

Taxation for the year	198,017	535,995	1,188,861	188,891

Effective tax rate	11.76%	13.20%	15.22%	15.22%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	7.48	15.34	18.64	2.96

The Company’s effective tax rate increased in fiscal year 2011 compared with 2010, primarily due to the increase of the EIT rates for Baidu China, which increased from 11% to 24%.

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2010 and 2011 are as follows:

	(254,919)	(254,919)	(254,919)
	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Provision for doubtful receivables	1,964	2,586	411
Fixed assets depreciation	41,089	36,274	5,763
Net operating loss carry-forward	173,644	248,790	39,529
Accrued expenses, payroll and others	80,592	140,805	22,372

Deferred tax assets	297,289	428,455	68,075
Valuation allowance	(179,959)	(254,919)	(40,503)

Deferred tax assets, net	117,330	173,536	27,572

	(254,919)	(254,919)	(254,919)
	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Intangible assets arising from business combinations	—	131,629	20,914

Deferred tax liabilities	—	131,629	20,914

The Company does not believe that sufficient positive evidence exists to conclude that the recoverability of Baidu Japan’s net deferred tax assets is more likely than not to be realized. Consequently, the Company has provided full valuation allowances of RMB226.45 million on the related net deferred tax assets.

As of December 31, 2011, the Company had net operating losses of approximately RMB734.10 million (US$116.64 million) primarily from Baidu Japan, Baidu HK and Baidu HR, which can be carried forward after certain reconciliation per tax regulation to offset future net profit for income tax purposes. The Japan net operating loss will expire beginning 2015; the PRC net operating loss will expire beginning 2017; and the Hong Kong net operating loss can be carried forward without an expiration date.

The Company has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of comprehensive income. As of December 31, 2011, there is no significant tax uncertainty impact on the Company’s financial position and result of operations.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2010 and 2011 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. If these foreign earnings were to be repatriated in the future, the related tax liability may be reduced by any foreign income taxes previously paid on these earnings. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. In the case of its VIEs, undistributed earnings were insignificant as of each of the balance sheet dates.

In general, the PRC and Japanese tax authorities have up to five and seven years respectively to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2007-2011 and the Japanese subsidiary’s tax years 2007-2011 remain open to examination by the respective taxing jurisdictions.

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2011
EMPLOYEE DEFINED CONTRIBUTION PLAN
12	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amounts for such employee benefits, which were expensed as incurred, were RMB141.84 million, RMB218.88 million and RMB381.74 million (US$60.65 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
13.	COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company’s capital commitments relate primarily to commitments on land use rights for an Internet data center and computer equipment. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB324.10 million (US$51.49 million) as of December 31, 2011. All of these capital commitments are to be fulfilled within the next year.

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense under all operating leases was RMB84.43 million, RMB76.87 million and RMB137.08 million (US$21.78 million) for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following at December 31, 2011:

	RMB	US$
	(In thousands)
2012	498,853	79,260
2013	379,692	60,327
2014	242,967	38,603
2015	183,288	29,122
2016	145,527	23,122
Thereafter	47,635	7,568

	1,497,962	238,002

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The corporate by-laws require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. In addition, the Company has entered into separate indemnification agreements with each director and each executive officer of the Company that provide for indemnification of these directors and officers under similar circumstances and under additional circumstances. The indemnification obligations are more fully described in the by-laws and the indemnification agreements. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s by-laws or in the indemnification agreements and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Company has not been required to make payments related to these obligations, and the fair value for these obligations is zero in the consolidated balance sheets as of December 31, 2010 and 2011.

Baidu Online has unconditionally guaranteed the repayment of RMB-denominated bank loans from Export-Import Bank of China and related interest and fees of Baidu Netcom. The guarantees continue until the loans, including accrued interest and fees, have been repaid in full. These guarantees expire in 2012. The maximum exposure to the Company under this commitment is RMB140.00 million (US$ 22.24 million) as of December 31, 2011 and is limited to the sum of unpaid principal and interest, as well as other related expenses.

Litigation

Baidu Netcom, Baidu China, Baidu Online and Baidu Times were involved in certain cases pending in various PRC courts and arbitration as of December 31, 2011. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.

For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings, for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such estimated loss amounts were immaterial.

REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2011
REDEEMABLE NONCONTROLLING INTERESTS
14.	REDEEMABLE NONCONTROLLING INTERESTS

	RMB	US$
	(In thousands)

Balance at December 31, 2010	—	—
Acquisition of Qunar (Note 3)	942,004	149,669
Equity issuance of subsidiaries (1)	3,261	518
Current losses	(10,284)	(1,634)
Other comprehensive loss	(995)	(158)
Share-based compensation	1,992	317

Balance at December 31, 2011	935,978	148,712

(1)	In December 2011, NTT DOCOMO, Inc. (“DCM”) subscribed with cash new ordinary shares of B.D. Mobile representing 6.98% of its equity interest. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
15.	SHAREHOLDERS’ EQUITY

Ordinary shares

Upon completion of the Company’s initial public offering (“IPO”) in August 2005, 16,648,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 870,400,000 ordinary shares at a par value of US$0.00005 per share, of which 825,000,000 shares were designated as Class A ordinary shares, 35,400,000 as Class B ordinary shares, and 10,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 419,654, 650,000 and 1,332 Class B ordinary shares transferred to Class A ordinary shares in 2009, 2010 and 2011, respectively.

As of December 31, 2011 there were 27,111,117 and 7,803,000 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2010 and 2011, there were no preferred shares issued and outstanding.

Retained earnings

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s subsidiaries is required to allocate at least 10% of its after-tax profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised China Company Laws, appropriation to the statutory public welfare fund is no longer mandatory. Appropriations to the discretionary surplus fund are made at the discretion of the Company’s VIEs.

General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	238,107	249,880	39,702
Unreserved retained earnings	6,727,590	13,354,454	2,121,809

	6,965,697	13,604,334	2,161,511

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of VIEs in which the Company has no legal ownership, totaling approximately RMB1.15 billion and RMB1.22 billion (US$0.19 billion) as of December 31, 2010 and 2011, respectively.

Furthermore, cash transfers from the Company’s PRC subsidiaries to its subsidiaries outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may restrict the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

EARNINGS PER SHARE ("EPS")	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE ("EPS")
16.	EARNINGS PER SHARE (“EPS”)

On April 28, 2010, the Company announced a change in the ratio of its American depositary shares (“ADSs”) representing Class A ordinary shares from one ADS for one share to ten ADSs for one share, effective on May 12, 2010. For Baidu’s ADS holders, this ratio change has the same effect as ten-for-one ADS split.

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares.

(Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”), except for number of shares, per share and per ADS data)

	For the years ended December 31,
	2009		2010		2011
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	1,107,191	377,913	2,690,712	834,456	5,153,755	818,849	1,484,882	235,924
Denominator
Weighted average ordinary shares outstanding	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952

Denominator used for earnings per share	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952
Earnings per share - basic	42.96	42.96	101.28	101.28	190.27	30.23	190.27	30.23

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	1,107,067	378,037	2,693,365	831,803	5,156,846	819,340	1,481,791	235,433
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	378,037	—	831,803	—	1,481,791	235,433	—	—

Allocation of net income attributable to Baidu, Inc.	1,485,104	378,037	3,525,168	831,803	6,638,637	1,054,773	1,481,791	235,433
Denominator
Weighted average ordinary shares outstanding	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952
Conversion of Class B to Class A ordinary shares	8,797,198	—	8,238,907	—	7,803,952	7,803,952	—	—
Share-based awards	205,576	55,210	112,474	350	72,781	72,781	—	—

Denominator used for earnings per share	34,776,366	8,852,408	34,917,835	8,239,257	34,962,831	34,962,831	7,803,952	7,803,952
Earnings per share - diluted	42.70	42.70	100.96	100.96	189.88	30.17	189.88	30.17

Earnings per ADS:
Denominator used for earnings per ADS - basic	257,735,920	—	265,664,540	—	270,860,980	270,860,980	—	—
Denominator used for earnings per ADS - diluted	347,763,660	—	349,178,350	—	349,628,310	349,628,310	—	—
Earnings per ADS - basic	4.30	—	10.13	—	19.03	3.02	—	—

Earnings per ADS - diluted	4.27	—	10.10	—	18.99	3.02	—	—

SHARE-BASED AWARDS PLAN	12 Months Ended
Dec. 31, 2011
SHARE-BASED AWARDS PLAN
17.	SHARE-BASED AWARDS PLAN

Baidu, Inc.

Incentive compensation plans

In January 2000, the Company adopted the 2000 Option Plan (the “2000 Plan”). The 2000 Plan provided for the granting of share options and restricted ordinary shares to employees and consultants of the Company. All the options granted to Company employees and consultants under the 2000 Plan were nonqualified share options (“NSO”). The Company reserved 5,040,000 ordinary shares for issuance under the 2000 Plan. Under the 2000 Plan, which has expired during 2010, options granted generally vest 25% after the first year of service and ratably each month over the remaining 36-month period.

In December 2008, the Company amended the 2000 Plan by adding a new section regarding adjustment of exercise price. The exercise price per share subject to an option might be amended or adjusted in the absolute discretion of the 2000 Plan administrator, which was the Board of Directors, and the determination of which should be final, binding and conclusive. A downward adjustment of the exercise prices should be effective without the approval of the Company’s shareholders or the approval of the affected grantees.

In December 2008, the Company adopted a share incentive plan (the “2008 Plan”). The 2008 Plan provides for the granting of share incentives, which include incentive share option (“ISO”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees and consultants of the Company. However, the Company may grant ISOs only to its employees. The Company has reserved 3,428,777 ordinary shares for issuance under the 2008 Plan, which will expire in the year 2018. The vesting schedule, time and condition to exercise options will be determined by the compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.

Under the 2008 Plan, the exercise price per share subject to an option may be amended or adjusted at the discretion of the compensation committee, the determination of which would be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices would be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Starting from February 15, 2006, the Company has granted restricted Class A ordinary shares (“Restricted Shares”) of the Company. Terms for Restricted Shares are the same as share options except that Restricted Shares do not require exercise and have a two to four years vesting term.

The following table summarizes the option activity for the year ended December 31, 2011:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$) (In thousands)
Share options
Outstanding, December 31, 2010	99,175	237.99	2.57	72,164
Granted	12,748	1,218.68
Exercised	(37,330)	105.57
Forfeited/Cancelled	(2,594)	511.19
Expired	—	—

Outstanding, December 31, 2011	71,999	470.45	2.62	51,539

Vested and expected to vest at December 31, 2011	67,258	460.47	2.59	48,782

Exercisable at December 31, 2011	37,991	254.67	2.06	34,573

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2011 and the exercise price.

Total intrinsic value of options exercised for the three years ended December 31, 2009, 2010 and 2011 was RMB340.13 million, RMB263.97 million and RMB275.86 million (US$43.83 million), respectively.

As of December 31, 2011, there was RMB53.09 million (US$8.43 million) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.53 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

As of December 31, 2011, there was RMB328.42 million (US$52.18 million) unrecognized share-based compensation cost related to restricted shares. That deferred cost will be recognized over a weighted-average vesting period of 2.89 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value of each option award was estimated on the date of grant using the Black-Scholes-Merton valuation model. The volatility assumption was estimated based on implied volatility and historical volatility of the Company’s share price applying the guidance provided by ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. The Company considered the comparable data in 2008 because the Company had limited relevant historical information to support the expected volatility assumption as the Company has been a public company only since August 2005. The Company begins to estimate the volatility assumption solely based on its historical information since 2009. Assumptions about the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011

Risk-free interest rate	1.18%	0.61%~1.13%	0.31%~1.03%
Dividend yield	—	—	—
Expected volatility range	85.43%	64.76%~69.70%	48.20%~61.58%
Weighted average expected volatility	85.43%	68.12%	58.27%
Expected life (in years)	2.65	2.65~2.66	2.66~3.00

In addition, the Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is based primarily upon historical experience of employee turnover. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in following years. During the year ended December 31, 2011, the estimated forfeiture rate increased for the employee group in accordance with the changes in historical employee turnover rates.

The exercise price of options granted during the years 2009, 2010, and 2011 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years 2009, 2010, and 2011 was US$94.10, US$279.69, and US$432.68, respectively.

Restricted shares

Restricted shares activity for the year ended December 31, 2011 was as follows:

	Number of shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested, December 31, 2010	49,617	643.22
Granted	40,558	1,372.90
Vested	(27,115)	535.64
Forfeited	(6,838)	972.08
Unvested, December 31, 2011	56,222	1,181.49

The total fair value of the restricted shares vested during the years ended December 31, 2009, 2010 and 2011 was RMB201.83 million, RMB237.71 million, RMB198.77 million (US$31.58 million), respectively.

Qunar Cayman Islands Limited

In November 2007, Qunar adopted an equity incentive plan (the “2007 Plan”). Under the 2007 plan, Qunar may grant options to its employees, directors and consultants to purchase an aggregate of no more than 9,600,140 ordinary shares of Qunar. Under the terms of the 2007 Plan, the exercise price of any option is at least 100% of the fair market value per share on the date of grant but in no circumstances less than the par value per share. These options generally vest over two to four years with a contractual life of 10 years from the date of grant.

In connection with the investment of Baidu, Inc., Qunar amended the 2007 Plan by 1) increasing the number of shares available for issuance to 26,060,000; and 2) allowing the Board of Directors of Qunar to determine the exercise price of any option at its sole discretion.

The above ordinary shares available for issuance account for an insignificant part of Qunar’s total outstanding ordinary shares.

In addition, Qunar recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the requisite service period of the award. The total fair value of shares vested from Baidu, Inc.’s acquisition on July 20, 2011 to December 31, 2011 was RMB5.02 million (US$0.79 million). As of December 31, 2011, there was RMB37.91 million (US$6.02 million) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.72 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation. The impact of Qunar’s option plan is not significant to the Company.

The following table summarizes total compensation cost recognized:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Cost of revenues	6,374	6,302	7,527	1,196
Selling, general and administrative	38,681	36,811	50,012	7,946
Research and development	41,263	50,623	94,489	15,013
Recognized as part of internal-used software	1,217	226	1,700	270

	87,535	93,962	153,728	24,425

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
18.	RELATED PARTY TRANSACTIONS

The amounts due from related parties mainly represent amounts in connection with advertising services provided and borrowings provided by the Company to its equity investees. The amounts due from the equity investees are unsecured and repayable on contract terms, which arose in the ordinary course of business.

The amounts due to related parties represent unsecured and interest free loans provided by the Company’s equity investees, which arose in the ordinary course of business.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING
19.	SEGMENT REPORTING

The Company has only one single operating segment. The Company’s revenue and long-lived assets are primarily derived from and located in the PRC. The Company has only minimal operations in Japan and other countries.

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Revenues:
PRC	4,441,580	7,898,805	14,444,636	2,295,022
Non-PRC	6,196	16,269	56,150	8,921

	4,447,776	7,915,074	14,500,786	2,303,943

The following table sets forth long-lived assets by geographic area:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	1,785,511	5,497,068	873,396
Non-PRC	45,872	180,321	28,650

	1,831,383	5,677,389	902,046

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
20.	FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace

Level 3—Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Company measures cash equivalents and debt and equity securities, including held-to-maturity and available-for-sale securities, at fair value. Cash equivalents are valued using quoted market prices. The fair values of the Company’s held-to-maturity securities and available-for-sale securities are determined based on the discounted cash flow model using the discount curve of market interest rates.

Assets measured at fair value on a recurring basis are summarized below (in thousands):

	Fair value measurement at December 31, 2010 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2010
	RMB	RMB	RMB	RMB

Cash equivalents:
Time deposits	3,905,479	—	—	3,905,479
Money market fund	993,047	—	—	993,047
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	375,234	—	375,234
Long-term investments
Available-for-sale securities	—	—	24,814	24,814

	4,898,526	375,234	24,814	5,298,574

	Fair value measurement at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB	US$

Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726	384,456
Money market fund	192,324	—	—	192,324	30,557
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275	1,562,509
Adjustable-rate investments	—	100,027	—	100,027	15,893
Available-for-sale securities	—	102,682	—	102,682	16,314

	2,612,050	10,036,984	—	12,649,034	2,009,729

The following table presents a reconciliation for the Company’s assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) for the year ended December 31, 2011 (in thousands):

	Significant unobservable inputs (Level 3)
	RMB	US$
Balance at December 31, 2010	24,814	3,942
Settlements	(24,814)	(3,942)
Change in unrealized gain (loss) included in other comprehensive income	—	—

Balance at December 31, 2011	—	—

Assets and liabilities measured at fair value on a nonrecurring basis

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be other-than-temporarily impaired.

In the year ended December 31, 2011, certain cost and equity method investments (Note 4), goodwill (Note 8) and intangible assets (Note 8) were measured using significant unobservable inputs (Level 3) and written down from their carrying amounts to fair value of nil, with impairment charges incurred and included in earnings for the year.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS

On February 8, 2012, the Company received a government subsidy for the cloud computing and open service platform project at the amount of RMB150 million (US$23.83 million), part of the total amount to be granted at RMB400 million (US$63.55 million). The subsidy is recognized as a liability when received and will be released to other operating income when certain conditions are met.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs. All inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to the business combinations, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign Currency

Foreign Currency

The Company’s functional currency is the US$. The Company’s subsidiaries and VIEs determine their functional currencies based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall, and have determined their functional currency to be their respective local currency. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive income as a component of other income.

Segment Reporting

Segment Reporting

In accordance with ASC subtopic 280-10 (“ASC 280-10”), Segment Reporting: Overall, the Company’s chief operating decision makers rely upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Company; hence, the Company has only one single operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the purchase method of accounting in accordance with ASC 805: Business Combinations. The purchase method accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired based on their estimated fair values. The consideration transferred of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All time deposits, money market funds and other highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Restricted Cash

Restricted cash consists of the cash reserved in escrow account to pay for the remaining consideration in relation to the acquisition of Qunar (Note 3), cash pledged to secure for the Letter of Credit issued by Bank of China Beijing Branch (Note 10) and the cash balances deposited by the customers of the Company’s e-commerce online payment platform.

In 2008, the Company introduced an e-commerce platform and an online payment platform which enables e-commerce merchants and customers to send and receive payments online. Cash balances deposited by the customers of the Company’s e-commerce platform are considered restricted because they cannot be used for the operations of the Group or any other purpose not designated by customers. When customers fund their accounts in the e-commerce platform using their bank accounts, the deposited balance is included in the Company’s bank account until customers either use the cash to settle their online transactions or withdraw the cash.

Accounts Receivable

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectibility of individual balances. In evaluating the collectibility of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends.

Investments

Investments

Short-Term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments which are stated at their approximate fair value. The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments - Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of comprehensive income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of comprehensive income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more likely than not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Company will discontinue applying equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Fair Value Measurements of Financial Instruments

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, accounts payable and accrued liabilities, customer advances and deposits and short-term and long-term loans. The carrying amounts of these financial instruments except for loans payable approximate fair value because of their generally short maturities. The carrying amount of loans payable approximates its fair value due to the fact that the related interest rates approximate rates currently offered by the Company’s bankers for similar debt instruments of comparable maturities.

Research, Development, and Computer Software

Research, Development, and Computer Software

Capitalization of Software Developed for Internal Use

The Company has capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB12.59 million, RMB10.38 million and RMB44.26 million (US$7.03 million) for the years ended December 31, 2009, 2010 and 2011, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in fixed assets, net. The amortization expense for capitalized software costs amounted to RMB9.77 million, RMB8.86 million and RMB7.51 million (US$1.19 million) for the years ended December 31, 2009, 2010 and 2011, respectively. The unamortized amount of capitalized internal use software development costs was RMB15.28 million and RMB52.04 million (US$8.27million) as of December 31, 2010 and 2011, respectively.

Research and Development Expenses

Research and development expenses consist primarily of personnel-related costs. The Company has expensed substantially all development costs included in the research and development of products and new functionality added to the existing products as incurred, except for certain internal-use software.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation or amortization is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	- 45 years
Office building related facility, machinery and equipment	- 15 years
Computer equipment	- 3 or 5 years
Internal use software development costs	- 3 years
Office equipment	- 3 or 5 years
Vehicles	- 5 years
Leasehold improvements	- over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill

The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles - Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. Prior to the acquisition of Qunar, the Company had one reporting unit because no discrete financial information was available below the consolidation level. Subsequent to the acquisition of Qunar, there are segment managers who regularly review operating results of Qunar and the rest of the Company, which constitute two separate reporting units. Goodwill was tested for impairment in the annual impairment tests on December 31 in each year using the two-step process required by ASC 350-20 before 2011. First, the Company reviewed the carrying amount of the reporting units compared to the “fair value” of the reporting units based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting units exceeds the carrying value of the reporting units, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting units exceeds the fair value of the reporting units, then the Company must perform the second step of the impairment test in order to determine the implied fair values of the reporting units’ goodwill. That is, the Company would then prepare the discounted cash flow analyses. Such analyses are based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. An excess carrying value compared to fair value would indicate that goodwill may be impaired. Finally, if the Company determined that goodwill may be impaired, the implied fair value of the goodwill, as defined by ASC 350-20, would be compared to its carrying amount to determine the impairment loss, if any. Goodwill of the Qunar reporting unit, which was acquired in 2011, was tested for impairment in the annual impairment tests on December 31, 2011 using the two-step process. The fair value of the Qunar reporting unit significantly exceeded its carrying amount, thus, goodwill assigned to this reporting unit was not impaired and the Company was not required to perform further testing. The Company early adopted ASU No. 2011-08, Intangibles—Goodwill and Other, in the fourth quarter of 2011 and elected to perform a qualitative assessment on the reporting unit other than Qunar to determine whether further impairment testing on goodwill was necessary. Based on the requirements of ASU No. 2011-08, the Company evaluated all relevant factors, weighed all factors in their totality and concluded it was not more likely than not the fair value was less than the carrying amount of the reporting unit other than Qunar, then further impairment testing on goodwill was unnecessary.

Intangible Assets

Intangible assets with finite lives are carried at cost less accumulated amortization. The land use right is amortized using a straight-line method over the shorter of its estimated economic life or the term of related land use right contract. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic life.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Land use right	- 50 years
Customer relationships	- 9.3 years
Software	- 4.8 years
Trademarks	- 10 years
User list	- 3.0 years
Others	- 4.2 years

Intangible assets with an indefinite useful life are not amortized.

If the intangible assets that are not being amortized are subsequently determined to have a finite useful life, the assets will be tested for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill, and then amortized prospectively over their estimated remaining useful lives and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite useful lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.

Impairment of Long-Lived Assets Other Than Goodwill

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the following principles:

Online marketing services

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. The customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, or the number of minimum click-throughs, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed in a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the periods presented.

In addition, the Company recognized revenues for barter transactions involving advertising in accordance with ASC subtopic 605-20 (“ASC 605-20”), Revenue recognition: Services. However, neither the amount recognized nor the volume of such transactions qualified for income recognition was material for any of the periods presented.

In certain instances, the Company may be granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the years presented.

(6) Other revenue recognition related policies

The Company prospectively adopted Accounting Standards Update (“ASU”) No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements, a consensus of the FASB Emerging Issues Task Force (“EITF”) that amends ASC 605-25, on January 1, 2011.

Prior to the adoption of ASU 2009-13, if a sales arrangement involves multiple deliverables, which are considered separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the total revenue on such arrangement is allocated to the individual deliverables based on their relative fair values. If sufficient vendor-specific objective evidence of fair value (“VSOE”) does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement or upon the delivery of the last deliverable, when other revenue recognition criteria have been met.

In accordance with ASU 2009-13, certain delivered items in multiple-element arrangements, which previously would not qualify for separate units of accounting due to the lack of VSOE or Third-Party Evidence (“TPE”) of selling price, are accounted for as separate units of accounting, to which the total consideration of the arrangements is allocated based on management’s best estimate of the selling price (“BESP”). The Company considers all reasonably available information in determining the BESP, including both market and entity-specific factors. The adoption of ASU 2009-13 did not have a material effect on the Company’s consolidated financial statements, as the pattern and timing of revenue recognition was not changed materially.

The Company delivers some of its online marketing services to end customers through engaging third party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25 with adoption of ASU 2009-13. The consideration allocated to the award credits, as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in customers’ accounts are included as a liability of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was not significant in each of the years presented.

Cost of Revenues

Cost of Revenues

Cost of revenues consists primarily of business taxes and surcharges, traffic acquisition costs, bandwidth costs, depreciation, payroll and related costs of operations.

The Company incurs business taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by its subsidiaries to VIEs and other taxable services in the PRC. According to ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations, the Company includes the business tax and surcharges incurred on its online marketing revenues in cost of revenues. The business tax and surcharges in cost of revenues for the years ended December 31, 2009, 2010 and 2011 were RMB275.92 million, RMB504.85 million and RMB1.02 billion (US$0.16 billion), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members a percentage of the fees it earns from its online marketing customers.

Advertising Expenses

Advertising Expenses

Advertising expenses, primarily advertisements through various forms of media, are included in “Selling, general and administrative expense” in the consolidated statements of comprehensive income and are expensed when incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011 were RMB77.80 million, RMB74.76 million and RMB157.10 million (US$24.96 million), respectively.

Other Income, net

Other Income, net

Other income, net consists primarily of government subsidies, the gain from a spin-off of certain business to Youa.com Inc. (Note 4), offset by impairment of long-term investments (Note 4) and impairment loss from certain business (Note 8). Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2009, 2010 and 2011, the Group recognized RMB42.50 million, RMB49.14 million and RMB74.76 million (US$11.88 million) of financial subsidies as other income, respectively, which were from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. For the government subsidies that with no further conditions to be met, the amounts are recorded as other income when received; for the amounts with certain operating conditions, the government subsidies are recorded as liabilities when received and will be released to other operating income when the conditions are met.

Leases

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred.

Income Taxes

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, on January 1, 2007. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of comprehensive income. As of and for the years ended December 31, 2009, 2010 and 2011, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Share-based Compensation

Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. The Company has elected to recognize share-based compensation using the straight-line method for all share-based awards issued. Forfeitures have been estimated based on historical experience and periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees. Under ASC 505-50, the Company uses the Black-Scholes-Merton option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718-10 also requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share ("EPS")

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two class method. Under the provisions of ASC 260-10, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260-10, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Contingencies

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of Risks

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments, accounts receivable and amounts due from related parties. The Company has RMB14.66 billion (US$2.33 billion) in cash and cash equivalents, restricted cash and short-term investments. The Company has approximately RMB14.07 billion (US$2.24 billion) in cash, bank deposits and money market funds in the PRC, which constitute about 99.22% of total cash and cash equivalents and short-term investments. The Company’s cash and cash equivalents held at Bank of China represented 42% of the Company’s total cash and cash equivalents as of December 31, 2011, the largest percentage of cash and cash equivalents held at one single financial institution. PRC state-owned banks, like Bank of China, are subject to a series of risk control regulatory standards, and PRC bank regulatory authorities are empowered to take over the operation and management when any of those faces a material credit crisis. The Company does not foresee substantial credit risk with respect to cash and cash equivalents held at the PRC state-owned banks. China does not have an official deposit insurance program, nor does it have an agency similar to what was The Federal Deposit Insurance Corporation (FDIC) in the U.S. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the periods presented.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in the U.S. dollar. The functional currency of the Company is US$, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US$, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US$ against RMB was approximately 4.64% in 2011. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

The functional currency of the subsidiaries in Japan is Japanese Yen (“JPY”), and the reporting currency is RMB. During 2011, JPY appreciated by approximately 1.24% against RMB. The appreciation of JPY against RMB results in foreign currency translation gains when translating the net assets into RMB.

For the years ended December 31, 2009, 2010 and 2011, the net foreign currency translation gain or loss resulting from the translation from the respective functional currencies to the RMB reporting currency recorded in the Company’s other comprehensive income was RMB3.96 million of loss, RMB3.87 million of loss and RMB32.93 million (US$5.23 million) of gain, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 (“ASU 2011-04”), Fair Value Measurement (“ASC 820”) which amends the fair value measurement guidance and includes some enhanced disclosure requirements. The most significant change in disclosures is an expansion of the information required for Level 3 measurements based on unobservable inputs. The standard is effective for fiscal years beginning after December 15, 2011. The Company will adopt ASU 2011-04 beginning January 1, 2012 and does not expect the adoption to have a material impact on its consolidated financial statements and disclosures.

In June 2011, the FASB issued ASU No. 2011-05 (“ASU 2011-05”), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, which eliminates the current option to report other comprehensive income (“OCI”) and its components in the statements of shareholders’ equity. Instead, an entity will be required to present items of net income and OCI in one continuous statement or in two separate, but consecutive, statements. In December 2011, the FASB issued ASU No. 2011-12 (“ASU 2011-12”), Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05. This ASU defers the ASU 2011-05 requirement that companies present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements and the requirement to report reclassification adjustments in interim periods. The amendments in ASU 2011-05 and ASU 2011-12 should be applied retrospectively and are effective for fiscal years and interim periods within those years, beginning after December 15, 2011, with early adoption permitted. The Company early adopted ASU 2011-05 in the year ended December 31, 2011 by presenting items of net income and OCI in one continuous statement, Consolidated Statements of Comprehensive Income. Prior years’ comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

In September 2011, the FASB issued ASU No. 2011-08 (“ASU 2011-08”), Intangibles—Goodwill and Other (“ASC 350”), which is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities an option to perform a “qualitative” assessment to determine whether further impairment testing is necessary. Specifically, an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. This standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company early adopted ASU 2011-08 in the fourth quarter of 2011 and elected to perform a qualitative assessment on one of the two reporting units to determine whether further impairment testing on goodwill was necessary.

Guarantees

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income:

	As of December 31,
	2010	2011
	RMB	RMB	US$
	(In thousands)
Total assets	1,194,045	1,808,784	287,387
current	564,729	1,008,640	160,257
non-current	629,316	800,144	127,130

Total liabilities	852,945	1,456,328	231,387
current	766,945	1,342,268	213,265
non-current	86,000	114,060	18,122

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$
	(In thousands)
Total revenues	934,814	1,832,629	4,205,327	668,159
Net income	27,263	46,234	119,294	18,954

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful lives Of Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation or amortization is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	- 45 years
Office building related facility, machinery and equipment	- 15 years
Computer equipment	- 3 or 5 years
Internal use software development costs	- 3 years
Office equipment	- 3 or 5 years
Vehicles	- 5 years
Leasehold improvements	- over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets, Weighted Average Useful Lives from Date of Purchase

Intangible assets have weighted average useful lives from the date of purchase as follows:

Land use right	- 50 years
Customer relationships	- 9.3 years
Software	- 4.8 years
Trademarks	- 10 years
User list	- 3.0 years
Others	- 4.2 years

BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2011
Pro Forma Consolidated Statements of Comprehensive Income

Pro forma consolidated statements of comprehensive income

	For the years ended December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Revenue	8,039,726	14,766,530	2,346,165
Net income attributable to Baidu, Inc.	3,466,089	6,543,899	1,039,721

Qunar
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	1,939,569	300,280

Cash and cash equivalents	83,784	13,312
Short-term investments	38,907	6,182
Accounts receivables	22,292	3,542
Other current assets	24,694	3,923
Property, plant and equipment, net	14,367	2,283
Intangible assets, net	711,570	113,057
Accounts payable and accrued liabilities	(68,529)	(10,888)
Deferred tax liabilities, noncurrent	(136,856)	(21,744)
Noncontrolling interests	(102,922)	(16,353)
Redeemable noncontrolling interests	(942,004)	(149,669)
Goodwill	2,294,266	356,635

INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Short-Term Investments

Short-term investments as of December 31, 2010 and 2011 were as follows:

	As of December 31, 2010
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	376,492	5	(1,263)	375,234

	As of December 31, 2011
	Amortized cost	Gross un- recognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
	(In thousands)
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)		9,834,275	1,562,509
Adjustable-rate investments	100,048	—	(21)		100,027	15,893
Available-for-sale securities
Adjustable-rate investments	102,637			45	102,682	16,314

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Accounts receivable	299,123	605,364	96,182
Allowance for doubtful accounts	(2,223)	(5,806)	(922)

	296,900	599,558	95,260

Movements in Allowance for Doubtful Accounts Balance

The movements in the allowance for doubtful accounts were as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)
Balance at the beginning of the year	8,561	9,015	2,223	353
Amounts charged to (credited against) costs and expenses	454	(6,792)	3,583	569

Balance at the end of the year	9,015	2,223	5,806	922

OTHER ASSETS, CURRENT (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets Current

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Deposits	22,832	17,837	2,834
Advances to suppliers	14,913	24,452	3,885
Prepaid expenses	33,275	31,838	5,059
Interest receivable	5,994	17,818	2,831
Receivables from employees	25,014	7,425	1,180
Receivables from service providers	682	5,114	812
Receivables from financial institutions	—	200,494	31,855
Other	944	10,034	1,594

	103,654	315,012	50,050

FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Fixed Assets

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Computer equipment	1,956,642	3,450,160	548,175
Office building	391,895	393,865	62,579
Office building related facility, machinery and equipment	137,542	137,209	21,800
Internal-use software development costs	37,022	88,065	13,992
Vehicles	6,829	6,943	1,103
Office equipment	82,431	177,509	28,203
Leasehold improvements	74,793	178,932	28,430

	2,687,154	4,432,683	704,282
Accumulated depreciation	(1,079,539)	(1,691,424)	(268,740)
Construction in progress	14,797	2,982	474

	1,622,412	2,744,241	436,016

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
Changes In Carrying Amount Of Goodwill

The changes in the carrying amount of goodwill are as follows:

	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Balance as of January 1	63,691	63,686	10,119
Goodwill acquired	—	2,468,874	392,265
Impairment losses	—	(113,011)	(17,956)
Foreign currency translation adjustment	(5)	(7)	(1)

Balance as of December 31	63,686	2,419,542	384,427

Finite-Lived Intangible Assets

Finite-lived intangible assets

	As of December 31, 2010
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
		(In thousands)

Land use right	97,611	(6,995)	90,616
Customer relationships	31,408	(26,870)	4,538
Software	12,131	(3,572)	8,559
Trademark	1,727	(248)	1,479
Others	16,313	(16,117)	196

	159,190	(53,802)	105,388

	As of December 31, 2011
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value	Net carrying value
	RMB	RMB	RMB	RMB	US$
		(In thousands)

Land use right	223,309	(11,252)	—	212,057	33,692
Customer relationships	254,169	(40,168)	(1,031)	212,970	33,838
Software	44,350	(7,465)	(3,424)	33,461	5,316
Trademarks	320,527	(14,567)	—	305,960	48,612
User list	158,070	(23,418)	—	134,652	21,394
Others	37,183	(19,097)	(1,085)	17,001	2,702

	1,037,608	(115,967)	(5,540)	916,101	145,554

Estimated Amortization Expense Relating To Existing Intangible Assets with Finite Lives

Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US$
	(In thousands)

For the years ending December 31,
2012	126,945	20,170
2013	124,493	19,780
2014	97,352	15,468
2015	64,452	10,240
2016	62,463	9,924

Indefinite-Lived Intangible Assets

Indefinite-lived intangible assets

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Domain name	9,360	9,360	1,487
Trademarks	1,050	3,550	564
License	—	2,000	318

	10,410	14,910	2,369
Impairment loss	—	(2,500)	(397)

	10,410	12,410	1,972

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable and Accrued Liabilities

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Accrued payroll and welfare	150,160	261,273	41,512
Accrued operating expenses	297,248	547,176	86,937
Tax payable	295,432	452,441	71,886
Distributors’ and customers’ deposits	14,953	61,589	9,785
Purchase of fixed assets	277,669	276,731	43,968
Traffic acquisition costs	133,864	208,980	33,204
Bandwidth costs	34,488	77,061	12,244
Professional expenses	25,937	39,803	6,324
Deposits on online payment platform	38,278	37,067	5,889
Payable for business acquisitions	1,000	439,488	69,828
Others	48,742	143,836	22,853

	1,317,771	2,545,445	404,430

LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Loans Payable

Baidu Netcom has the right to repay and may terminate the loan upon advanced notice.

Due date	Principal amount
	RMB	US$
	(In thousands)
July 30, 2012	23,000	3,654
October 30, 2012	23,000	3,654
January 30, 2013	23,000	3,654
April 30, 2013	23,000	3,654
July 30, 2013	23,000	3,654
October 30, 2013	25,000	3,974

	140,000	22,244

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income (Loss) Before Income Taxes

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

PRC	1,907,575	4,321,910	8,217,522	1,305,632
Non-PRC	(224,454)	(260,747)	(408,343)	(64,879)

	1,683,121	4,061,163	7,809,179	1,240,753

Components of Income Tax

 Income taxes consist of:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Current income tax	222,778	616,994	1,328,970	211,152
Income tax refund due to reduced tax rate	(13,923)	(6,625)	(83,907)	(13,331)
Deferred income tax benefit	(62,308)	(129,415)	(131,146)	(20,837)
Valuation allowance	51,470	55,041	74,944	11,907

	198,017	535,995	1,188,861	188,891

Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate

The reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income is as follows (amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”), except for per share data):

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$

Expected taxation at PRC EIT statutory rate	420,780	1,015,329	1,952,295	310,188
Effect of differing tax rates in different jurisdictions	5,101	8,416	43,260	6,873
Permanent differences – non-taxable income	(6,640)	(733)	(2,804)	(445)
Permanent differences – non-deductible expenses	9,001	10,935	9,989	1,588
Tax incentives relating to R&D expenditures	(9,125)	(22,925)	(105,966)	(16,836)
Effect of tax exemption and reduction inside PRC	(258,647)	(533,802)	(650,206)	(103,307)
Income tax refund due to reduced tax rate	(13,923)	(6,625)	(83,907)	(13,331)
Under-provided (over-accrued) EIT for previous years	—	10,359	(66,960)	(10,639)
Effect of tax rate change on deferred taxes	—	—	18,216	2,893
Addition to valuation allowance	51,470	55,041	74,944	11,907

Taxation for the year	198,017	535,995	1,188,861	188,891

Effective tax rate	11.76%	13.20%	15.22%	15.22%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	7.48	15.34	18.64	2.96

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2010 and 2011 are as follows:

	(254,919)	(254,919)	(254,919)
	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)
Provision for doubtful receivables	1,964	2,586	411
Fixed assets depreciation	41,089	36,274	5,763
Net operating loss carry-forward	173,644	248,790	39,529
Accrued expenses, payroll and others	80,592	140,805	22,372

Deferred tax assets	297,289	428,455	68,075
Valuation allowance	(179,959)	(254,919)	(40,503)

Deferred tax assets, net	117,330	173,536	27,572

	(254,919)	(254,919)	(254,919)
	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Intangible assets arising from business combinations	—	131,629	20,914

Deferred tax liabilities	—	131,629	20,914

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Payments Under Non-cancelable Operating Leases with Initial Terms of One-Year or More

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following at December 31, 2011:

	RMB	US$
	(In thousands)
2012	498,853	79,260
2013	379,692	60,327
2014	242,967	38,603
2015	183,288	29,122
2016	145,527	23,122
Thereafter	47,635	7,568

	1,497,962	238,002

REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Redeemable Noncontrolling Interest

	RMB	US$
	(In thousands)

Balance at December 31, 2010	—	—
Acquisition of Qunar (Note 3)	942,004	149,669
Equity issuance of subsidiaries (1)	3,261	518
Current losses	(10,284)	(1,634)
Other comprehensive loss	(995)	(158)
Share-based compensation	1,992	317

Balance at December 31, 2011	935,978	148,712

(1)	In December 2011, NTT DOCOMO, Inc. (“DCM”) subscribed with cash in new ordinary shares of B.D. Mobile for a 6.98% of its equity interest. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
Retained Earnings

The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

PRC statutory reserve funds	238,107	249,880	39,702
Unreserved retained earnings	6,727,590	13,354,454	2,121,809

	6,965,697	13,604,334	2,161,511

EARNINGS PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Basic and Diluted Net Income Attribtable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares.

(Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US$”), except for number of shares, per share and per ADS data)

	For the years ended December 31,
	2009		2010		2011
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	1,107,191	377,913	2,690,712	834,456	5,153,755	818,849	1,484,882	235,924
Denominator
Weighted average ordinary shares outstanding	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952

Denominator used for earnings per share	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952
Earnings per share - basic	42.96	42.96	101.28	101.28	190.27	30.23	190.27	30.23

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	1,107,067	378,037	2,693,365	831,803	5,156,846	819,340	1,481,791	235,433
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	378,037	—	831,803	—	1,481,791	235,433	—	—

Allocation of net income attributable to Baidu, Inc.	1,485,104	378,037	3,525,168	831,803	6,638,637	1,054,773	1,481,791	235,433
Denominator
Weighted average ordinary shares outstanding	25,773,592	8,797,198	26,566,454	8,238,907	27,086,098	27,086,098	7,803,952	7,803,952
Conversion of Class B to Class A ordinary shares	8,797,198	—	8,238,907	—	7,803,952	7,803,952	—	—
Share-based awards	205,576	55,210	112,474	350	72,781	72,781	—	—

Denominator used for earnings per share	34,776,366	8,852,408	34,917,835	8,239,257	34,962,831	34,962,831	7,803,952	7,803,952
Earnings per share - diluted	42.70	42.70	100.96	100.96	189.88	30.17	189.88	30.17

Earnings per ADS:
Denominator used for earnings per ADS - basic	257,735,920	—	265,664,540	—	270,860,980	270,860,980	—	—
Denominator used for earnings per ADS - diluted	347,763,660	—	349,178,350	—	349,628,310	349,628,310	—	—
Earnings per ADS - basic	4.30	—	10.13	—	19.03	3.02	—	—

Earnings per ADS - diluted	4.27	—	10.10	—	18.99	3.02	—	—

SHARE-BASED AWARDS PLAN (Tables)	12 Months Ended
Dec. 31, 2011
Total Share-Based Compensation Cost Recognized

The following table summarizes total compensation cost recognized:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Cost of revenues	6,374	6,302	7,527	1,196
Selling, general and administrative	38,681	36,811	50,012	7,946
Research and development	41,263	50,623	94,489	15,013
Recognized as part of internal-used software	1,217	226	1,700	270

	87,535	93,962	153,728	24,425

Baidu, Inc.
Option Activity

The following table summarizes the option activity for the year ended December 31, 2011:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$) (In thousands)
Share options
Outstanding, December 31, 2010	99,175	237.99	2.57	72,164
Granted	12,748	1,218.68
Exercised	(37,330)	105.57
Forfeited/Cancelled	(2,594)	511.19
Expired	—	—

Outstanding, December 31, 2011	71,999	470.45	2.62	51,539

Vested and expected to vest at December 31, 2011	67,258	460.47	2.59	48,782

Exercisable at December 31, 2011	37,991	254.67	2.06	34,573

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2009	2010	2011

Risk-free interest rate	1.18%	0.61%~1.13%	0.31%~1.03%
Dividend yield	—	—	—
Expected volatility range	85.43%	64.76%~69.70%	48.20%~61.58%
Weighted average expected volatility	85.43%	68.12%	58.27%
Expected life (in years)	2.65	2.65~2.66	2.66~3.00

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2011 was as follows:

	Number of shares	Weighted average grant date fair value(US$)
Restricted shares
Unvested, December 31, 2010	49,617	643.22
Granted	40,558	1,372.90
Vested	(27,115)	535.64
Forfeited	(6,838)	972.08
Unvested, December 31, 2011	56,222	1,181.49

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Revenues and Long-Lived Assets, by Geographical Areas

The following table sets forth revenues by geographic area:

	For the years ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
	(In thousands)

Revenues:
PRC	4,441,580	7,898,805	14,444,636	2,295,022
Non-PRC	6,196	16,269	56,150	8,921

	4,447,776	7,915,074	14,500,786	2,303,943

The following table sets forth long-lived assets by geographic area:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Long-lived assets:
PRC	1,785,511	5,497,068	873,396
Non-PRC	45,872	180,321	28,650

	1,831,383	5,677,389	902,046

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below (in thousands):

	Fair value measurement at December 31, 2010 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2010
	RMB	RMB	RMB	RMB

Cash equivalents:
Time deposits	3,905,479	—	—	3,905,479
Money market fund	993,047	—	—	993,047
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	375,234	—	375,234
Long-term investments
Available-for-sale securities	—	—	24,814	24,814

	4,898,526	375,234	24,814	5,298,574

	Fair value measurement at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB	US$

Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726	384,456
Money market fund	192,324	—	—	192,324	30,557
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275	1,562,509
Adjustable-rate investments	—	100,027	—	100,027	15,893
Available-for-sale securities	—	102,682	—	102,682	16,314

	2,612,050	10,036,984	—	12,649,034	2,009,729

Reconciliation for Assets Measured and Recorded at Fair Value on Recurring Basis, Using Significant Unobservable Inputs (Level 3)

The following table presents a reconciliation for the Company’s assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) for the year ended December 31, 2011 (in thousands):

	Significant unobservable inputs (Level 3)
	RMB	US$
Balance at December 31, 2010	24,814	3,942
Settlements	(24,814)	(3,942)
Change in unrealized gain (loss) included in other comprehensive income	—	—

Balance at December 31, 2011	—	—

ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Baidu Netcom CNY	Dec. 31, 2011 Beijing Perusal CNY	Dec. 31, 2011 Beijing Perusal License Agreements Excluding Software License Agreement	Dec. 31, 2011 BaiduPay CNY	Dec. 31, 2011 BaiduPay License Agreements Excluding Software License Agreement	Dec. 31, 2011 Baidu HR CNY
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities			100	1		9		50
Agreements, automatic extension period					1 year		1 year
Term of License Agreements excluding software license agreement					5 years		5 years
Equity pledge agreement expiration period			2 years	2 years		2 years		2 years
Net assets of VIEs (in which the Company has no legal ownership)	$ 56	352.46
Exchange rate used for conversion of financial statements from RMB to US dollar	6.2939	6.2939

Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary USD ($)	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary CNY
Variable Interest Entity [Line Items]
Total assets	$ 3,708,439	23,340,541	11,048,439		$ 287,387	1,808,784	1,194,045
current	2,518,019	15,848,156	8,782,447		160,257	1,008,640	564,729
non-current	1,190,420	7,492,385	2,265,992		127,130	800,144	629,316
Total liabilities	1,114,576	7,015,028	2,642,847		231,387	1,456,328	852,945
current	700,130	4,406,547	2,551,847		213,265	1,342,268	766,945
non-current	414,446	2,608,481	91,000		18,122	114,060	86,000
Total revenues	2,303,943	14,500,786	7,915,074	4,447,776	668,159	4,205,327	1,832,629	934,814
Net income	$ 1,051,862	6,620,318	3,525,168	1,485,104	$ 18,954	119,294	46,234	27,263

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail)	12 Months Ended										12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Office building and its related facility, machinery and equipment	Dec. 31, 2011 Computer equipment USD ($)	Dec. 31, 2011 Internal use software development costs USD ($)	Dec. 31, 2011 Office equipment USD ($)	Dec. 31, 2011 Vehicles USD ($)	Dec. 31, 2011 Leasehold improvements USD ($)	Dec. 31, 2011 Depreciation of Entity Functional Currency USD Against Reporting Currency RMB	Dec. 31, 2011 Appreciation of Subsidiaries in Japans Functional Currency JPY Against Reporting Currency RMB	Dec. 31, 2011 Maximum	Dec. 31, 2011 Cash and cash equivalents Maximum	Dec. 31, 2011 Short-term Investments Maximum	Dec. 31, 2011 Short-term Investments Minimum
Summary Of Significant Accounting Policies [Line Items]
Number of operating segment	1	1
Number of reporting units to determine whether further impairment testing on goodwill was necessary	1	1
Number of reporting units the Company has subsequent to the acquisition of Qunar	2	2
Maturity period used to classify investments														3 months	12 months	3 months
Internal use software development costs capitalized during the period	$ 7,030,000	44,260,000	10,380,000	12,590,000
Amortization expense for capitalized software costs	1,190,000	7,510,000	8,860,000	9,770,000
Unamortized amount of capitalized internal use software developed costs (included in fixed assets, net)	8,270,000	52,040,000	15,280,000
Business tax and surcharges in cost of revenues	160,000,000	1,020,000,000	504,850,000	275,920,000
Advertising expenses	24,960,000	157,100,000	74,760,000	77,800,000
Financial subsidies received	11,880,000	74,760,000	49,140,000	42,500,000
Property, plant and equipment, salvage value, percentage					4.00%
Property, plant, and equipment, salvage value						0	0	0	0	0
Cash and cash equivalents, restricted cash and short-term investments	2,330,000,000	14,660,000,000
Cash, bank deposits and money market funds in the PRC	2,240,000,000	14,070,000,000
Ratio of cash, bank deposits and money market funds in the PRC to total cash and cash equivalents and short-term investments	99.22%	99.22%
Percentage of cash and cash equivalents held at a single financial institution													42.00%
Threshold of business risk associated with amount of revenue generated by any single customer or union member of company													10.00%
Appreciation or depreciation of functional currency of entity and its subsidiaries and VIEs against reporting currency by percentage											(4.64%)	1.24%
Net foreign currency translation gain or loss recorded in other comprehensive income	$ 5,233,000	32,930,000	(3,865,000)	(3,961,000)

Estimated Useful lives Of Fixed Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Office building
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	45
Office building related facility, machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	15
Computer equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Property, plant and equipment, useful life, maximum (in years)	5
Internal use software development costs
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	3
Property, plant and equipment, useful life, maximum (in years)	5
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life, minimum (in years)	5
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life (in years)	Over the shorter of lease terms or estimated useful lives of the assets

Weighted Average Useful lives From Date of Purchase of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2011 Year
Land use right
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	50
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	9.3
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	4.8
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	10
User List
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	3
Others
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset weighted average useful life (in years)	4.2

BUSINESS COMBINATION - Additional Information (Detail)	1 Months Ended		12 Months Ended				1 Months Ended
	Jul. 20, 2011 Qunar USD ($)	Jul. 20, 2011 Qunar CNY	Dec. 31, 2011 Qunar USD ($)	Dec. 31, 2011 Qunar CNY	Jul. 20, 2011 Qunar Redeemable Noncontrolling Interest	Jul. 20, 2011 Qunar Noncontrolling Interest	Jul. 20, 2011 Qunar Trademarks USD ($) Year	Jul. 20, 2011 Qunar Trademarks CNY Year	Jul. 20, 2011 Qunar Customer relationships USD ($) Year	Jul. 20, 2011 Qunar Customer relationships CNY Year	Jul. 20, 2011 Qunar Software USD ($) Year	Jul. 20, 2011 Qunar Software CNY Year	Jul. 20, 2011 Qunar User List USD ($) Year	Jul. 20, 2011 Qunar User List CNY Year	Dec. 31, 2011 Other Acquirees USD ($)	Dec. 31, 2011 Other Acquirees CNY
Business Acquisition [Line Items]
Business combination, percentage of equity interests acquired	62.01%	62.01%
Business combination, purchase consideration	$ 300,280,000	1,939,569,000
Business combination, cash paid upon acquisition	260,100,000
Business combination, amount deposited in an escrow account	40,180,000
Business combination, escrow period	18 months	18 months
Business combination, fair value assigned to acquired finite-lived intangible assets by major class							50,460,000	317,600,000	35,220,000	221,700,000	2,260,000	14,200,000	25,110,000	158,070,000
Business combination, estimated useful life assigned to acquired finite-lived intangible assets by major class							10	10	10	10	5	5	3	3
Business combination, acquisition related costs			1,210,000	7,580,000
Business combination, amount of revenue of the acquiree included in the Company's consolidated statements of comprehensive income from the acquisition date			23,370,000	147,080,000
Business combination, amount of net income of the acquiree included in the Company's consolidated statements of comprehensive income from the acquisition date			420,000	2,640,000
Percentage of equity interest held by the noncontrolling shareholders of the acquiree or the majority-owned subsidiary					34.25%	3.74%
Business combination, redemption price per share for redeemable noncontrolling interests of the acquiree	$ 1.4553
Business combination, goodwill	356,635,000	2,294,266,000													27,740,000	174,610,000
Business combination, intangible assets	113,057,000	711,570,000													5,090,000	32,040,000
Business combination, liabilities assumed															$ 5,990,000	37,720,000

Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest - Qunar (Detail) (Qunar) In Thousands, unless otherwise specified	Jul. 20, 2011 USD ($)	Jul. 20, 2011 CNY
Business Acquisition [Line Items]
Purchase consideration	$ 300,280	1,939,569
Cash and cash equivalents	13,312	83,784
Short-term investments	6,182	38,907
Accounts receivables	3,542	22,292
Other current assets	3,923	24,694
Property, plant and equipment, net	2,283	14,367
Intangible assets, net	113,057	711,570
Accounts payable and accrued liabilities	(10,888)	(68,529)
Deferred tax liabilities, noncurrent	(21,744)	(136,856)
Noncontrolling interests	(16,353)	(102,922)
Redeemable noncontrolling interests	(149,669)	(942,004)
Goodwill	$ 356,635	2,294,266

Pro Forma Consolidated Statements of Comprehensive Income (Detail) (Qunar) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Business Acquisition, Pro Forma Information [Line Items]
Revenue	$ 2,346,165	14,766,530	8,039,726
Net income attributable to Baidu, Inc.	$ 1,039,721	6,543,899	3,466,089

INVESTMENTS - Short-term investments - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Investments [Line Items]
Short-term investment interest income	$ 23.73	149.35	37.21	8.18

Short-Term Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 Fixed-rate Investments USD ($)	Dec. 31, 2011 Fixed-rate Investments CNY	Dec. 31, 2010 Fixed-rate Investments CNY	Dec. 31, 2011 Adjustable-rate Investments USD ($)	Dec. 31, 2011 Adjustable-rate Investments CNY
Gain (Loss) on Investments [Line Items]
Held-to-maturity securities, amortized cost		9,848,848	376,492		100,048
Held-to-maturity securities, gross unrecognized holding gains		10,504	5		0
Held-to-maturity securities, gross unrecognized holding losses		(25,077)	(1,263)		(21)
Held-to-maturity securities, fair value	1,562,509	9,834,275	375,234	15,893	100,027
Available-for-sale securities, amortized cost					102,637
Available-for-sale securities, gross unrealized gains					45
Available-for-sale securities, fair value				$ 16,314	102,682

INVESTMENTS - Long-term investments (Cost method investments) - Additional Information (Detail) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Cost Method Investee ANJUKE Inc USD ($)	Dec. 31, 2011 Cost Method Investee ANJUKE Inc CNY
Schedule of Investments [Line Items]
Carrying amount of cost method investments	$ 61.91	389.63	204.35
Cash consideration for a cost method investment				$ 23	144.76

INVESTMENTS - Long-term investments (Equity method investments) - Additional information (Detail)	12 Months Ended						21 Months Ended	1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Equity Method Investee Qiyi.com Inc. USD ($)	Dec. 31, 2011 Equity Method Investee Qiyi.com Inc. CNY	Dec. 31, 2011 Equity Method Investee Qiyi.com Inc.	Dec. 31, 2011 Equity Method Investee Youa.com Inc.	Nov. 30, 2011 Equity Method Investee Youa.com Inc. USD ($)	Nov. 30, 2011 Equity Method Investee Youa.com Inc. CNY	Dec. 31, 2011 Equity Method Investee Beijing Leftbrain Network Technology Co., Ltd.	Dec. 31, 2011 Equity Method Investee Beijing Paibo Times Technology Co., Ltd.	Dec. 31, 2011 Equity Method Investee RakuBai Limited	Dec. 31, 2011 Equity Method Investee Chongqing Rongdu Technology Co., Ltd.	Dec. 31, 2011 Equity Method Investee Henan Feidian Network Technology Co., Ltd.
Schedule of Investments [Line Items]
Percentage of preferred shares of an equity method investee held by the Company					39.13%	39.13%	39.13%
Seats on board of directors of equity method investees							After the preferred share subscription, the Company had two out of total five seats on board of directors of Qiyi and accounted for the investment under the equity method due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shareholders.	The Company has three out of the total seven seats on board of directors of Youa and accounted for the investment in Youa under the equity method despite holding 100% of its ordinary shares due to the lack of control of its board of directors and certain substantive participating rights provided to the convertible redeemable preferred shares holders.
Percentage of ordinary shares in equity method investees held by the Company					100.00%	100.00%	100.00%	100.00%			29.00%	42.12%	49.00%	40.00%	40.00%
Percentage of equity interest on an as-converted basis in an equity method investee held by the Company					53.05%	53.05%	53.05%
Gain recognized in the consolidated statements of comprehensive income arising from the difference between the fair value of the Company's retained noncontrolling interests in Youa and the carrying value of the assets spun off to Youa									$ 25,070,000	157,780,000
Cumulative losses by applying equity method	(28,505,000)	(179,408,000)	(8,965,000)	(229,000)	(19,040,000)	(119,850,000)
Cash consideration for subscription of preferred shares of an equity method investee					$ 45,000,000	283,230,000

INVESTMENTS - Long-term investments - Additional information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Investments [Line Items]
Impairment charges on long-term investments	$ 7.61	47.89	0	0

Accounts Receivable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 96,182	605,364	299,123
Allowance for doubtful accounts	(922)	(5,806)	(2,223)
Accounts receivable, net	$ 95,260	599,558	296,900

Movement in Allowance for Doubtful Accounts (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	$ 353	2,223	9,015	8,561
Amounts charged to (credited against) costs and expenses	569	3,583	(6,792)	454
Balance at the end of the year	$ 922	5,806	2,223	9,015

Other Assets Current (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	$ 2,834	17,837	22,832
Advances to suppliers	3,885	24,452	14,913
Prepaid expenses	5,059	31,838	33,275
Interest receivable	2,831	17,818	5,994
Receivables from employees	1,180	7,425	25,014
Receivables from service providers	812	5,114	682
Receivables from financial institutions	31,855	200,494	0
Other	1,594	10,034	944
Other assets, current	$ 50,050	315,012	103,654

Fixed Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Computer equipment USD ($)	Dec. 31, 2011 Computer equipment CNY	Dec. 31, 2010 Computer equipment CNY	Dec. 31, 2011 Office building USD ($)	Dec. 31, 2011 Office building CNY	Dec. 31, 2010 Office building CNY	Dec. 31, 2011 Office building related facility, machinery and equipment USD ($)	Dec. 31, 2011 Office building related facility, machinery and equipment CNY	Dec. 31, 2010 Office building related facility, machinery and equipment CNY	Dec. 31, 2011 Internal use software development costs USD ($)	Dec. 31, 2011 Internal use software development costs CNY	Dec. 31, 2010 Internal use software development costs CNY	Dec. 31, 2011 Vehicles USD ($)	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2010 Vehicles CNY	Dec. 31, 2011 Office equipment USD ($)	Dec. 31, 2011 Office equipment CNY	Dec. 31, 2010 Office equipment CNY	Dec. 31, 2011 Leasehold improvements USD ($)	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2010 Leasehold improvements CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross				$ 548,175	3,450,160	1,956,642	$ 62,579	393,865	391,895	$ 21,800	137,209	137,542	$ 13,992	88,065	37,022	$ 1,103	6,943	6,829	$ 28,203	177,509	82,431	$ 28,430	178,932	74,793
Property, plant and equipment, gross excluding construction in progress	704,282	4,432,683	2,687,154
Accumulated depreciation	(268,740)	(1,691,424)	(1,079,539)
Construction in progress	474	2,982	14,797
Fixed assets, net	$ 436,016	2,744,241	1,622,412

FIXED ASSETS - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Property, Plant and Equipment [Line Items]
Capital leases, asset gross	$ 7.61	47.89
Capital leases, accumulated depreciation	0.21	1.33
Capital leases, future minimum lease payments, residual value guarantees		3.71
Capital leases, future minimum lease payments, interest		5.27
Capital leases, future minimum lease payments		49.03
Capital leases, future minimum lease payments due in 2012		16.48
Capital leases, future minimum lease payments due in 2013		16.48
Capital leases, future minimum lease payments due in 2014		12.36
Capital leases, future minimum lease payments due in 2015		3.71
Capital leases, future minimum lease payments due in 2016		0
Fixed assets, depreciation expense	$ 118.81	747.74	380.89	285.2

Changes In Carrying Amount Of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Indefinite-lived Intangible Assets by Major Class [Line Items]
Goodwill, Beginning Balance	$ 10,119	63,686	63,691
Goodwill acquired	392,265	2,468,874	0
Impairment losses	(17,956)	(113,011)	0
Foreign currency translation adjustment	(1)	(7)	(5)
Goodwill, Ending Balance	$ 384,427	2,419,542	63,686

Finite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Land use right USD ($)	Dec. 31, 2011 Land use right CNY	Dec. 31, 2010 Land use right CNY	Dec. 31, 2011 Customer relationships USD ($)	Dec. 31, 2011 Customer relationships CNY	Dec. 31, 2010 Customer relationships CNY	Dec. 31, 2011 Software USD ($)	Dec. 31, 2011 Software CNY	Dec. 31, 2010 Software CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2010 Trademarks CNY	Dec. 31, 2011 Others USD ($)	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY	Dec. 31, 2011 User List USD ($)	Dec. 31, 2011 User List CNY
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross carrying value		1,037,608	159,190		223,309	97,611		254,169	31,408		44,350	12,131		320,527	1,727		37,183	16,313		158,070
Finite-lived intangible assets, accumulated amortization		(115,967)	(53,802)		(11,252)	(6,995)		(40,168)	(26,870)		(7,465)	(3,572)		(14,567)	(248)		(19,097)	(16,117)		(23,418)
Finite-lived intangible assets, impairment loss		(5,540)			0			(1,031)			(3,424)			0			(1,085)			0
Finite-lived intangible assets, net carrying value	$ 145,554	916,101	105,388	$ 33,692	212,057	90,616	$ 33,838	212,970	4,538	$ 5,316	33,461	8,559	$ 48,612	305,960	1,479	$ 2,702	17,001	196	$ 21,394	134,652

GOODWILL AND INTANGIBLE ASSETS - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	$ 10,434	65,673	10,252	10,729

Estimated Amortization Expense Relating To Existing Intangible Assets with Finite Lives (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Estimated amortization expense
2012	$ 20,170	126,945
2013	19,780	124,493
2014	15,468	97,352
2015	10,240	64,452
2016	$ 9,924	62,463

Indefinite-Lived Intangible Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Domain names USD ($)	Dec. 31, 2011 Domain names CNY	Dec. 31, 2010 Domain names CNY	Dec. 31, 2011 Trademarks USD ($)	Dec. 31, 2011 Trademarks CNY	Dec. 31, 2010 Trademarks CNY	Dec. 31, 2011 License USD ($)	Dec. 31, 2011 License CNY	Dec. 31, 2010 License CNY
Indefinite-lived intangible assets				$ 1,487	9,360	9,360	$ 564	3,550	1,050	$ 318	2,000	0
Indefinite-lived intangible assets, gross	2,369	14,910	10,410
Impairment loss	(397)	(2,500)	0
Indefinite-lived intangible assets	$ 1,972	12,410	10,410

Accounts Payable and Accrued Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts Payable and Accrued Liabilities [Line Items]
Accrued payroll and welfare	$ 41,512	261,273	150,160
Accrued operating expenses	86,937	547,176	297,248
Tax payable	71,886	452,441	295,432
Distributors' and customers' deposits	9,785	61,589	14,953
Purchase of fixed assets	43,968	276,731	277,669
Traffic acquisition costs	33,204	208,980	133,864
Bandwidth costs	12,244	77,061	34,488
Professional expenses	6,324	39,803	25,937
Deposits on online payment platform	5,889	37,067	38,278
Payable for business acquisitions	69,828	439,488	1,000
Others	22,853	143,836	48,742
Accounts payable and accrued liabilities	$ 404,430	2,545,445	1,317,771

LOANS PAYABLE - Short-Term Loan - Additional Information (Detail) (Baidu Holdings, Secured Debt) In Millions, unless otherwise specified	1 Months Ended
	Jan. 11, 2011 USD ($)	Jan. 11, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 30	188.82
The percentage points added to LIBOR to compute the floating interest rate per annum	1.50%	1.50%
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)	12 months	12 months
Amount borrowed under the commitment of a bank loan			$ 20	125.88

LOANS PAYABLE - Long-Term Loans Payable - Additional Information (Detail) (Unsecured Debt) In Millions, unless otherwise specified	1 Months Ended				1 Months Ended
	Oct. 27, 2010 Baidu Netcom USD ($)	Oct. 27, 2010 Baidu Netcom CNY	Dec. 31, 2011 Baidu Netcom USD ($)	Dec. 31, 2011 Baidu Netcom CNY	Jul. 19, 2011 Baidu, Inc. USD ($)	Jul. 19, 2011 Baidu, Inc. CNY
Debt Instrument [Line Items]
Unsecured loan, maturity period (in years)					2 years	2 years
Unsecured loan borrowed from Goldman Sachs Lending Partners LLC					$ 350	2,202.87
Annual interest rate	5.60%	5.60%			1.30%	1.30%
Specific amount up to which borrowings can be made under the commitment of a bank loan	22.24	140
Amount borrowed under the commitment of a bank loan			22.24	140
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)	3 years	3 years
Amount of long-term loan due within one year				46

Long-Term Loans Payable (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Loans Payable, Due July 30, 2012 USD ($)	Dec. 31, 2011 Loans Payable, Due July 30, 2012 CNY	Dec. 31, 2011 Loans Payable, Due October 30, 2012 USD ($)	Dec. 31, 2011 Loans Payable, Due October 30, 2012 CNY	Dec. 31, 2011 Loans Payable, Due January 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due January 30, 2013 CNY	Dec. 31, 2011 Loans Payable, Due April 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due April 30, 2013 CNY	Dec. 31, 2011 Loans Payable, Due July 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due July 30, 2013 CNY	Dec. 31, 2011 Loans Payable, Due October 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due October 30, 2013 CNY
Long Term Debt Maturities Repayments Of Principal [Line Items]
Debt, maturity date			Jul 30, 2012	Jul 30, 2012	Oct 30, 2012	Oct 30, 2012	Jan 30, 2013	Jan 30, 2013	Apr 30, 2013	Apr 30, 2013	Jul 30, 2013	Jul 30, 2013	Oct 30, 2013	Oct 30, 2013
Long-term loans from bank ,principal amounts due at maturity dates	$ 22,244	140,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,974	25,000

INCOME TAXES - Additional Information (Detail)	12 Months Ended			12 Months Ended				48 Months Ended		24 Months Ended	36 Months Ended	12 Months Ended							3 Months Ended		12 Months Ended	24 Months Ended	12 Months Ended	36 Months Ended		12 Months Ended				24 Months Ended	36 Months Ended	3 Months Ended		24 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Domestic Country	Dec. 31, 2011 Domestic Country Maximum	Dec. 31, 2011 Foreign Country	Dec. 31, 2011 Foreign Country Maximum	Dec. 31, 2011 Qualified HNTE After 2008	Dec. 31, 2011 Qualified HNTE Granted With Tax Holiday Before 2008 and Verified as Qualified HNTE After 2008	Dec. 31, 2007 Qualified Software Enterprise	Dec. 31, 2010 Qualified Software Enterprise	Dec. 31, 2007 Some Qualified Software Enterprise Before 2008	Dec. 31, 2011 Transitional EIT Rate	Dec. 31, 2010 Transitional EIT Rate	Dec. 31, 2009 Transitional EIT Rate	Dec. 31, 2008 Transitional EIT Rate	Dec. 31, 2012 Transitional EIT Rate Forecast	Dec. 31, 2012 Baidu, Inc. Forecast	Jun. 30, 2011 Baidu Online USD ($)	Jun. 30, 2011 Baidu Online CNY	Dec. 31, 2011 Baidu Online	Dec. 31, 2009 Baidu Online	Dec. 31, 2010 Baidu Online Key Software Enterprise	Dec. 31, 2011 Baidu Times	Dec. 31, 2008 Baidu Times	Dec. 31, 2011 Baidu China	Dec. 31, 2010 Baidu China	Dec. 31, 2009 Baidu China	Dec. 31, 2008 Baidu China	Dec. 31, 2007 Baidu China	Dec. 31, 2010 Baidu China	Jun. 30, 2011 Baidu Netcom USD ($)	Jun. 30, 2011 Baidu Netcom CNY	Dec. 31, 2011 Baidu Netcom	Dec. 31, 2012 Baidu Netcom Forecast	Dec. 31, 2011 Baidu HK	Dec. 31, 2011 Baidu Japan CNY	Dec. 31, 2011 Baidu Japan JPY (¥)
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%															25.00%	25.00%
A preferential enterprise income tax rate								15.00%	15.00%			15.00%									15.00%	15.00%	10.00%									15.00%	15.00%	15.00%	15.00%
Number of years of tax rate reduction subsequent to years of tax exemption											3 years													3 years							3 years
Number of years of tax exemption										2 years															3 years					2 years
Applicable statutory enterprise income tax rates from tax reduction on transitional tax rates																										24.00%	11.00%	10.00%	9.00%
Reduction rate on applicable enterprise income tax rates											50.00%													50.00%							50.00%
Transitional enterprise income tax rates													24.00%	22.00%	20.00%	18.00%										24.00%
Income tax deduction in connection with over-accrued (or over-paid) provisional tax																			$ 12,950,000	81,500,000												$ 3,480,000	21,930,000
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject under current EIT law	10.00%	10.00%
Special withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject under current EIT law																																				5.00%
Minimum paid-in capital required for a specified Japan national income tax rate																																						100,000,000
A specified Japan national income tax rate																																					30.00%	30.00%
Valuation allowances on the related net deferred tax assets	40,503,000	254,919,000	179,959,000																																		226,450,000
Net Operating Loss Carryforwards	$ 116,640,000	734,100,000
Beginning expiration year of net operating loss				2017		2015
Time period that tax authorities could conduct examinations of entity's tax filings					5 years		7 years
Tax years remain open to examination by respective taxing jurisdictions				tax years 2007-2011		tax years 2007-2011

Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC	$ 1,305,632	8,217,522	4,321,910	1,907,575
Non-PRC	(64,879)	(408,343)	(260,747)	(224,454)
Income before income taxes	$ 1,240,753	7,809,179	4,061,163	1,683,121

Components Of Income Tax (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Income Taxes [Line Items]
Current income tax	$ 211,152	1,328,970	616,994	222,778
Income tax refund due to reduced tax rate	(13,331)	(83,907)	(6,625)	(13,923)
Deferred income tax benefit	(20,837)	(131,146)	(129,415)	(62,308)
Valuation allowance	11,907	74,944	55,041	51,470
Taxation for the year	$ 188,891	1,188,861	535,995	198,017

Reconciliation of Tax Computed By Applying Respective Statutory Income Tax Rate to Effective Income Tax Rate (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Reconciliation of Effective Income Tax Rate [Line Items]
Expected taxation at PRC EIT statutory rate	$ 310,188	1,952,295	1,015,329	420,780
Effect of differing tax rates in different jurisdictions	6,873	43,260	8,416	5,101
Permanent differences - non-taxable income	(445)	(2,804)	(733)	(6,640)
Permanent differences - non-deductible expenses	1,588	9,989	10,935	9,001
Tax incentives relating to R&D expenditures	(16,836)	(105,966)	(22,925)	(9,125)
Effect of tax exemption and reduction inside PRC	(103,307)	(650,206)	(533,802)	(258,647)
Income tax refund due to reduced tax rate	(13,331)	(83,907)	(6,625)	(13,923)
Under-provided (over-accrued) EIT for previous years	(10,639)	(66,960)	10,359	0
Effect of tax rate change on deferred taxes	2,893	18,216	0	0
Addition to valuation allowance	11,907	74,944	55,041	51,470
Taxation for the year	$ 188,891	1,188,861	535,995	198,017
Effective tax rate	15.22%	15.22%	13.20%	11.76%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	$ 2.96	18.64	15.34	7.48

Tax Effects of Temporary Differences that Give Rise to Deferred Tax Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Provision for doubtful receivables	$ 411	2,586	1,964
Fixed assets depreciation	5,763	36,274	41,089
Net operating loss carry-forward	39,529	248,790	173,644
Accrued expenses, payroll and others	22,372	140,805	80,592
Deferred tax assets	68,075	428,455	297,289
Valuation allowance	(40,503)	(254,919)	(179,959)
Deferred tax assets, net	27,572	173,536	117,330
Intangible assets arising from business combinations	20,914	131,629	0
Deferred tax liabilities	$ 20,914	131,629	0

EMPLOYEE DEFINED CONTRIBUTION PLAN - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Defined Benefit Plan Disclosure [Line Items]
Total amounts incurred for employee defined contribution plan	$ 60.65	381.74	218.88	141.84

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Commitments and Contingencies Disclosure [Line Items]
Total capital commitments contracted not yet reflected in financial statements	$ 51.49	324.1
Rental expense under operating lease	21.78	137.08	76.87	84.43
Fair value of indemnification obligations related to the entity's directors and officers	0	0	0
Maximum exposure to the company under unconditionally guaranteed bank loans for a VIE	$ 22.24	140

Future Minimum Payments Under Non-Cancelable Operating Leases with Initial Terms of One-Year or More (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Operating Leased Assets [Line Items]
2012	$ 79,260	498,853
2013	60,327	379,692
2014	38,603	242,967
2015	29,122	183,288
2016	23,122	145,527
Thereafter	7,568	47,635
Operating Leases, Future Minimum Payments Due, Total	$ 238,002	1,497,962

Summary of Redeemable Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)		Dec. 31, 2011 CNY
Redeemable Noncontrolling Interest [Line Items]
Balance at December 31, 2010	$ 0		0
Acquisition of Qunar	149,669		942,004
Equity issuance of subsidiaries	518	[1]	3,261	[1]
Current losses	(1,634)		(10,284)
Other comprehensive loss	(158)		(995)
Share-based compensation	317		1,992
Balance at December 31, 2011	$ 148,712		935,978

[1]	In December 2011, NTT DOCOMO, Inc. ("DCM") subscribed with cash new ordinary shares of B.D. Mobile representing 6.98% of its equity interest. The newly issued ordinary shares could be redeemed upon occurrence of certain events that are not solely within the control of B.D. Mobile and are accounted for as redeemable noncontrolling interests.

Summary of Redeemable Noncontrolling Interest (Parenthetical) (Detail) (B.D. Mobile)	Dec. 31, 2011
B.D. Mobile
Redeemable Noncontrolling Interest [Line Items]
Percentage of equity interest of redeemable noncontrolling shareholders	6.98%

SHAREHOLDERS' EQUITY - Additional Information (Detail) In Billions, except Share data, unless otherwise specified	12 Months Ended								12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009	Aug. 31, 2005	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC CNY	Dec. 31, 2011 Preferred Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2010 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2010 Class B Ordinary Shares USD ($)
Stockholders Equity Note [Line Items]
Issuance of Class B Ordinary shares upon conversion of all convertible preferred shares upon completion of IPO				16,648,877
Common stock, shares authorized	870,400,000	870,400,000						10,000,000	825,000,000	825,000,000	35,400,000	35,400,000
Par value per share (US$)	$ 0.00005	$ 0.00005						$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Number of votes per share									1		10
Transfer of Class B ordinary shares to Class A Ordinary shares	1,332	650,000	419,654
Common stock, shares outstanding									27,111,117	27,045,340	7,803,000	7,804,332
Minimum required percentage of each of the entity's PRC subsidiaries' after-tax profits to allocate to a general reserve fund	10.00%
Maximum requirement of each of the entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory surplus fund	10.00%
Maximum requirement of each of the entity's PRC VIEs' after-tax profits to be allocated to a statutory surplus fund as a percentage of each VIEs' registered capital	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory public welfare fund	5.00%
Maximum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory public welfare fund	10.00%
Amount of net assets of entity's PRC subsidiaries and VIEs restricted from being transferred to entity					$ 0.19	1.22	1.15

Shareholders' Equity (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Retained Earnings Adjustments [Line Items]
PRC statutory reserve funds	$ 39,702	249,880	238,107
Unreserved retained earnings	2,121,809	13,354,454	6,727,590
Retained earnings	$ 2,161,511	13,604,334	6,965,697

EARNINGS PER SHARE ("EPS") - Additional Information (Detail)	12 Months Ended	16 Months Ended	20 Months Ended
	Dec. 31, 2010	May 12, 2010	Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Previous Ratio of ADS-to-Class A Ordinary Share		one ADS for one share
Current Ratio of ADS-to-Class A Ordinary Share			ten ADSs for one share
The split whose effect is the same with the entity's change of the ADS to Class A ordinary share ratio	ten-for-one ADS split

Computation of Basic and Diluted Net Income Attribtable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2009 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2009 Class A Ordinary Shares American Depositary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2009 Class B Ordinary Shares CNY
Earnings per ADS:
Denominator used for earnings per share - basic					27,086,098	27,086,098	26,566,454	25,773,592	270,860,980	270,860,980	265,664,540	257,735,920	7,803,952	7,803,952	8,238,907	8,797,198
Denominator used for earnings per share - diluted					34,962,831	34,962,831	34,917,835	34,776,366	349,628,310	349,628,310	349,178,350	347,763,660	7,803,952	7,803,952	8,239,257	8,852,408
Earnings per share - basic					$ 30.23	190.27	101.28	42.96	$ 3.02	19.03	10.13	4.3	$ 30.23	190.27	101.28	42.96
Earnings per share - diluted					$ 30.17	189.88	100.96	42.7	$ 3.02	18.99	10.1	4.27	$ 30.17	189.88	100.96	42.7
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,054,773	6,638,637	3,525,168	1,485,104	$ 818,849	5,153,755	2,690,712	1,107,191					$ 235,924	1,484,882	834,456	377,913
Denominator
Weighted average ordinary shares outstanding					27,086,098	27,086,098	26,566,454	25,773,592					7,803,952	7,803,952	8,238,907	8,797,198
Denominator used for earnings per share - basic					27,086,098	27,086,098	26,566,454	25,773,592	270,860,980	270,860,980	265,664,540	257,735,920	7,803,952	7,803,952	8,238,907	8,797,198
Earnings per share - basic					$ 30.23	190.27	101.28	42.96	$ 3.02	19.03	10.13	4.3	$ 30.23	190.27	101.28	42.96
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation					819,340	5,156,846	2,693,365	1,107,067					235,433	1,481,791	831,803	378,037
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares					235,433	1,481,791	831,803	378,037
Allocation of net income attributable to Baidu, Inc.					$ 1,054,773	6,638,637	3,525,168	1,485,104					$ 235,433	1,481,791	831,803	378,037
Denominator
Denominator used for earnings per share - basic					27,086,098	27,086,098	26,566,454	25,773,592	270,860,980	270,860,980	265,664,540	257,735,920	7,803,952	7,803,952	8,238,907	8,797,198
Conversion of Class B to Class A ordinary shares					7,803,952	7,803,952	8,238,907	8,797,198
Share-based awards					72,781	72,781	112,474	205,576							350	55,210
Denominator used for earnings per share - diluted					34,962,831	34,962,831	34,917,835	34,776,366	349,628,310	349,628,310	349,178,350	347,763,660	7,803,952	7,803,952	8,239,257	8,852,408
Earnings per share - diluted					$ 30.17	189.88	100.96	42.7	$ 3.02	18.99	10.1	4.27	$ 30.17	189.88	100.96	42.7

SHARE-BASED AWARDS PLAN - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended													12 Months Ended				6 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Baidu, Inc. Share Option Except ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Year	Dec. 31, 2011 Baidu, Inc. ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Year	Dec. 31, 2011 Baidu, Inc. ISO to More Than Ten Percent Voting Power Employee Under 2008 Plan Minimum	Dec. 31, 2011 Baidu, Inc. 2000 Plan	Dec. 31, 2011 Baidu, Inc. Share Option Under 2000 Plan	Dec. 31, 2011 Baidu, Inc. 2008 Plan	Dec. 31, 2011 Baidu, Inc. Restricted Stock USD ($) Year	Dec. 31, 2011 Baidu, Inc. Restricted Stock CNY	Dec. 31, 2010 Baidu, Inc. Restricted Stock CNY	Dec. 31, 2009 Baidu, Inc. Restricted Stock CNY	Dec. 31, 2011 Baidu, Inc. Restricted Stock Maximum	Dec. 31, 2011 Baidu, Inc. Restricted Stock Minimum	Dec. 31, 2011 Baidu, Inc. Stock Options USD ($) Year	Dec. 31, 2011 Baidu, Inc. Stock Options CNY	Dec. 31, 2010 Baidu, Inc. Stock Options USD ($)	Dec. 31, 2010 Baidu, Inc. Stock Options CNY	Dec. 31, 2009 Baidu, Inc. Stock Options USD ($)	Dec. 31, 2009 Baidu, Inc. Stock Options CNY	Dec. 31, 2011 Qunar 2007 Plan	Dec. 31, 2011 Qunar 2007 Plan Maximum Year	Dec. 31, 2011 Qunar 2007 Plan Minimum	Dec. 31, 2011 Qunar Stock Options USD ($) Year	Dec. 31, 2011 Qunar Stock Options CNY Year	Dec. 31, 2011 Qunar Stock Option USD ($)	Dec. 31, 2011 Qunar Stock Option CNY	Dec. 31, 2011 Qunar Stock Incentive Plan 2007 After Amended
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved ordinary shares for issuance under share-based awards plan					5,040,000		3,428,777													9,600,140							26,060,000
Percentage of share-based awards granted generally vest after the first year of service						25.00%
Remaining vesting period						36 months
Maximum contractual term of share-based awards granted		10	5																		10
Minimum percentage of voting power of the entity's share capital	10.00%
Percentage of the fair market value of the entity's ordinary shares				110.00%																		100.00%
Shares vesting term (in years)												4 years	2 years								4 years	2 years
Total intrinsic value of options exercised														$ 43.83	275.86		263.97		340.13
Unrecognized share-based compensation cost								52.18	328.42					8.43	53.09								6.02	37.91
A weighted-average vesting period over which the deferred cost is expected to be recognized (in years)								2.89	2.89					2.53	2.53								2.72	2.72
The weighted-average grant-date fair value of options granted during respective years														$ 432.68		$ 279.69		$ 94.1
Total fair value of shares vested during respective years, restricted shares								31.58	198.77	237.71	201.83
Total fair value of shares vested during respective years, options																									$ 0.79	5.02

Option Activity - Baidu, Inc. (Detail) (Baidu, Inc., USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Year
Baidu, Inc.
Options outstandng - Number of shares
Outstanding, December 31, 2010	99,175
Granted	12,748
Exercised	(37,330)
Forfeited/Cancelled	(2,594)
Expired	0
Outstanding, December 31, 2011	71,999
Vested and expected to vest at December 31, 2011	67,258
Exercisable at December 31, 2011	37,991
Options outstanding - weighted-average exercise price
Outstanding, December 31, 2010	$ 237.99
Granted	$ 1,218.68
Exercised	$ 105.57
Forfeited/Cancelled	$ 511.19
Expired	$ 0
Outstanding, December 31, 2011	$ 470.45
Vested and expected to vest at December 31, 2011	$ 460.47
Exercisable at December 31, 2011	$ 254.67
Options outstanding - weighted-average remaining contractual life (in years)
Outstanding, December 31, 2010	2.57
Outstanding, December 31, 2011	2.62
Vested and expected to vest at December 31, 2011	2.59
Exercisable at December 31, 2011	2.06
Options outstanding - aggregate intrinsic value (in thousands)
Outstanding, December 31, 2010	$ 72,164
Outstanding, December 31, 2011	51,539
Vested and expected to vest at December 31, 2011	48,782
Exercisable at December 31, 2011	$ 34,573

Assumptions Used to Estimate Fair Values of Share Options Granted - Baidu, Inc. (Detail) (Baidu, Inc.)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Year
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate			1.18%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range			85.43%
Weighted average expected volatility	58.27%	68.12%	85.43%
Expected life (in years)			2.65
Minimum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	0.31%	0.61%
Expected volatility range	48.20%	64.76%
Expected life (in years)	2.66	2.65
Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	1.03%	1.13%
Expected volatility range	61.58%	69.70%
Expected life (in years)	3	2.66

Restricted Shares Activity (Detail) (Baidu, Inc., USD $)	12 Months Ended
Dec. 31, 2011
Baidu, Inc.
Number of Shares - Unvested
Unvested, December 31, 2010	49,617
Granted	40,558
Vested	(27,115)
Forfeited	(6,838)
Unvested, December 31, 2011	56,222
Weighted Average Grant Date Fair Value
Unvested, December 31, 2010	$ 643.22
Granted	$ 1,372.9
Vested	$ 535.64
Forfeited	$ 972.08
Unvested, December 31, 2011	$ 1,181.49

Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Cost of Sales USD ($)	Dec. 31, 2011 Cost of Sales CNY	Dec. 31, 2010 Cost of Sales CNY	Dec. 31, 2009 Cost of Sales CNY	Dec. 31, 2011 Selling, General and Administrative Expense USD ($)	Dec. 31, 2011 Selling, General and Administrative Expense CNY	Dec. 31, 2010 Selling, General and Administrative Expense CNY	Dec. 31, 2009 Selling, General and Administrative Expense CNY	Dec. 31, 2011 Research and Development Expense USD ($)	Dec. 31, 2011 Research and Development Expense CNY	Dec. 31, 2010 Research and Development Expense CNY	Dec. 31, 2009 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 24,155	152,028	93,736	86,318	$ 1,196	7,527	6,302	6,374	$ 7,946	50,012	36,811	38,681	$ 15,013	94,489	50,623	41,263
Recognized as part of internal-used software	270	1,700	226	1,217
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost	$ 24,425	153,728	93,962	87,535

SEGMENT REPORTING - Additional Information (Detail)	Dec. 31, 2011
Segment Reporting Information [Line Items]
Number of operating segment	1

Revenues by Geographic Area (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Revenues:
PRC	$ 2,295,022	14,444,636	7,898,805	4,441,580
Non-PRC	8,921	56,150	16,269	6,196
Total revenues	$ 2,303,943	14,500,786	7,915,074	4,447,776

Long-lived Assets by Geographic Area (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Long-lived assets:
PRC	$ 873,396	5,497,068	1,785,511
Non-PRC	28,650	180,321	45,872
Long Lived Assets, Total	$ 902,046	5,677,389	1,831,383

Assets Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 Fixed-rate Investments USD ($)	Dec. 31, 2011 Fixed-rate Investments CNY	Dec. 31, 2010 Fixed-rate Investments CNY	Dec. 31, 2011 Adjustable-rate Investments USD ($)	Dec. 31, 2011 Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Time Deposits USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Money Market Fund USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Fixed-rate Investments USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Adjustable-rate Investments USD ($)	Dec. 31, 2011 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY	Dec. 31, 2010 Fair Value, Inputs, Level 3 Fair Value, Measurements, Recurring Adjustable-rate Investments CNY
Cash equivalents:
Cash equivalents									$ 384,456	2,419,726	3,905,479	$ 30,557	192,324	993,047									2,419,726	3,905,479	192,324	993,047							0	0	0	0							0	0	0	0
Short-term investments:
Held-to-maturity securities	1,562,509	9,834,275	375,234	15,893	100,027										1,562,509	9,834,275	375,234	15,893	100,027								0	0	0								9,834,275	375,234	100,027								0	0	0
Available-for-sale securities				16,314	102,682													16,314	102,682										0										102,682										0
Long-term investments
Available-for-sale securities																				24,814										0										0										24,814
Assets measured at fair value						$ 2,009,729	12,649,034	5,298,574													2,612,050	4,898,526									10,036,984	375,234									0	24,814

Reconciliation for Assets Measured and Recorded at Fair Value on Recurring Basis, Using Significant Unobservable Inputs (Level 3) (Detail) (Fair Value, Inputs, Level 3)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at December 31, 2010	$ 3,942	24,814
Settlements	(3,942)	(24,814)
Change in unrealized gain (loss) included in other comprehensive income	0	0
Balance at December 31, 2011	$ 0	0

FAIR VALUE MEASUREMENT- Additional Information (Detail) (CNY) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
The amount of fair value to which the carrying amounts of certain cost and equity method investments (Note 4), goodwill (Note 8) and intangible assets (Note 8) are written down	0

SUBSEQUENT EVENTS - Additional Information (Detail) (Subsequent Event [Member]) In Millions, unless otherwise specified	Feb. 08, 2012 Amount Received USD ($)	Feb. 08, 2012 Amount Received CNY	Feb. 08, 2012 Total Amount to be Granted USD ($)	Feb. 08, 2012 Total Amount to be Granted CNY
Subsequent Event [Line Items]
Government subsidy	$ 23.83	150	$ 63.55	400